UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2014 to Jan. 31, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratio	Expenses Paid During Period 8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$1,025.40	0.94%	$4.80
Class C	1,000.00	1,021.50	1.69%	8.61
Class R	1,000.00	1,022.50	1.19%	6.07
Institutional Class	1,000.00	1,026.70	0.69%	3.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratio	Expenses Paid During Period 8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$1,089.20	0.96%	$5.06
Class C	1,000.00	1,085.10	1.71%	8.99
Class R	1,000.00	1,087.70	1.21%	6.37
Institutional Class	1,000.00	1,090.70	0.71%	3.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.37	0.96%	$4.89
Class C	1,000.00	1,016.59	1.71%	8.69
Class R	1,000.00	1,019.11	1.21%	6.16
Institutional Class	1,000.00	1,021.63	0.71%	3.62

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Delaware Corporate Bond Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	92.50%
Banking	14.18%
Basic Industry	9.16%
Brokerage	1.59%
Capital Goods	0.95%
Communications	15.08%
Consumer Cyclical	7.46%
Consumer Non-Cyclical	3.88%
Electric	12.42%
Energy	12.71%
Finance Companies	0.95%
Insurance	4.01%
Real Estate Investment Trusts	5.38%
Technology	3.85%
Transportation	0.88%
Municipal Bonds	1.39%
Senior Secured Loans	0.73%
Preferred Stock	2.52%
Short-Term Investments	0.60%
Total Value of Securities	97.74%
Receivables and Other Assets Net of Liabilities	2.26%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	88.43%
Banking	8.87%
Basic Industry	7.22%
Brokerage	1.54%
Capital Goods	2.88%
Communications	14.21%
Consumer Cyclical	4.85%
Consumer Non-Cyclical	7.99%
Electric	17.36%
Energy	7.93%
Finance Companies	2.51%
Insurance	6.41%
Natural Gas	0.91%
Real Estate Investment Trusts	3.94%
Technology	1.42%
Transportation	0.39%
Municipal Bonds	3.36%
Senior Secured Loans	0.87%
Preferred Stock	2.80%
Short-Term Investments	2.49%
Total Value of Securities	97.95%
Receivables and Other Assets Net of Liabilities	2.05%
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 92.50%
Banking – 14.18%
Ally Financial 8.00% 11/1/31	1,840,000	$2,380,500
Bank of America
4.25% 10/22/26	9,440,000	9,815,976
6.50% 10/23/49 —	6,525,000	6,849,208
Barclays 2.75% 11/8/19	3,225,000	3,294,786
Barclays Bank 7.625% 11/21/22	4,900,000	5,475,750
BBVA Bancomer 144A 7.25% 4/22/20 #	5,835,000	6,592,967
Branch Banking & Trust 3.80% 10/30/26	11,140,000	11,965,730
Credit Suisse 144A 6.50% 8/8/23 #	6,235,000	6,940,733
Credit Suisse Group
144A 6.25% 12/29/49 #—	1,500,000	1,449,975
144A 7.50% 12/11/49 #—	3,120,000	3,284,530
Credit Suisse New York 3.00% 10/29/21	1,705,000	1,752,009
Export-Import Bank of China 144A 2.50% 7/31/19 #	4,400,000	4,461,521
Goldman Sachs Group 6.15% 4/1/18	8,570,000	9,688,831
HSBC Holdings 5.625% 12/29/49 —	7,115,000	7,221,725
JPMorgan Chase
3.125% 1/23/25	7,975,000	8,048,864
4.125% 12/15/26	9,660,000	10,046,641
6.75% 1/29/49 —	4,696,000	5,046,730
Lloyds Banking Group 7.50% 4/30/49 —	5,870,000	6,016,750
Morgan Stanley
2.65% 1/27/20	2,930,000	2,978,494
4.35% 9/8/26	10,105,000	10,588,555
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—	4,420,000	4,586,329
PNC Bank 3.30% 10/30/24	4,920,000	5,199,604
PNC Preferred Funding Trust II 144A 1.463% 3/31/49 #—	8,600,000	8,127,000
Popular 7.00% 7/1/19	3,230,000	3,266,337
Santander UK 144A 5.00% 11/7/23 #	3,955,000	4,279,646
SVB Financial Group 3.50% 1/29/25	280,000	280,041
UBS 7.625% 8/17/22	7,555,000	9,031,224
US Bancorp 3.60% 9/11/24	6,180,000	6,527,267
US Bank 2.80% 1/27/25	2,000,000	2,044,468
USB Capital IX 3.50% 10/29/49 —	3,207,000	2,665,819
USB Realty 144A 1.40% 12/22/49 #—	400,000	366,600
Wells Fargo 5.875% 12/29/49 —	7,215,000	7,557,713
Woori Bank 144A 4.75% 4/30/24 #	6,675,000	7,230,400
Zions Bancorp 4.50% 6/13/23	4,100,000	4,419,542

		189,482,265

Basic Industry – 9.16%
ArcelorMittal 10.60% 6/1/19	3,390,000	4,064,610
Celanese U.S. Holdings 4.625% 11/15/22	2,535,000	2,541,337

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
CF Industries
5.375% 3/15/44	3,635,000	$4,190,046
6.875% 5/1/18	9,165,000	10,494,154
7.125% 5/1/20	4,200,000	5,094,134
Dow Chemical
3.50% 10/1/24	1,930,000	1,988,657
8.55% 5/15/19	4,420,000	5,571,441
FMG Resources August 2006
144A 6.875% 4/1/22 #	2,300,000	1,814,125
144A 8.25% 11/1/19 #	3,060,000	2,727,225
Freeport-McMoRan
4.00% 11/14/21	3,490,000	3,304,433
4.55% 11/14/24	5,680,000	5,201,238
Georgia-Pacific
144A 3.60% 3/1/25 #	2,000,000	2,071,388
8.00% 1/15/24	8,345,000	11,343,000
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,597,175
LYB International Finance 4.875% 3/15/44	4,695,000	5,148,485
LyondellBasell Industries 5.75% 4/15/24	6,945,000	8,227,679
Methanex 4.25% 12/1/24	8,055,000	8,096,564
Mexichem 144A 5.875% 9/17/44 #	5,605,000	5,484,493
NOVA Chemicals 144A 5.00% 5/1/25 #	3,835,000	3,988,400
PPG Industries 2.30% 11/15/19	3,370,000	3,429,309
Rockwood Specialties Group 4.625% 10/15/20	3,045,000	3,178,219
Sappi Papier Holding 144A 6.625% 4/15/21 #	3,976,000	4,095,280
TPC Group 144A 8.75% 12/15/20 #	3,270,000	3,000,225
Valspar 4.40% 2/1/45	8,845,000	9,210,343
Yamana Gold 4.95% 7/15/24	3,505,000	3,556,538

		122,418,498

Brokerage – 1.59%
Jefferies Group
5.125% 1/20/23	1,570,000	1,624,975
6.45% 6/8/27	5,627,000	6,024,047
6.50% 1/20/43	1,575,000	1,626,551
Lazard Group
4.25% 11/14/20	2,340,000	2,527,368
6.85% 6/15/17	8,495,000	9,488,456

		21,291,397

Capital Goods – 0.95%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	7,445,000	5,732,650

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	3,695,000	$3,814,578
Votorantim Cimentos 144A 7.25% 4/5/41 #	3,165,000	3,212,475

		12,759,703

Communications – 15.08%
Altice 144A 7.75% 5/15/22 #	3,910,000	4,056,625
Altice Financing 144A 6.625% 2/15/23 #	1,945,000	2,005,781
AT&T 4.80% 6/15/44	11,325,000	12,124,534
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	2,990,000	3,389,075
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	9,560,000	10,020,706
Columbus International 144A 7.375% 3/30/21 #	4,785,000	4,940,513
Cox Communications 144A 3.85% 2/1/25 #	8,615,000	8,995,826
DIRECTV Holdings 3.95% 1/15/25	5,560,000	5,847,291
Grupo Televisa 5.00% 5/13/45	6,870,000	7,318,474
Historic TW 6.875% 6/15/18	5,285,000	6,169,212
Intelsat Luxembourg
7.75% 6/1/21	980,000	975,100
8.125% 6/1/23	2,275,000	2,309,125
MTN Mauritius Investments 144A 4.755% 11/11/24 #	4,105,000	4,166,575
Numericable 144A 6.25% 5/15/24 #	1,175,000	1,217,594
Omnicom Group 3.65% 11/1/24	9,705,000	10,169,802
Orange 5.50% 2/6/44	7,805,000	9,803,064
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,944,075
144A 2.898% 10/15/19 #	755,000	768,473
SES 144A 3.60% 4/4/23 #	3,855,000	4,034,466
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,815,000	9,437,925
Sinclair Television Group 144A 5.625% 8/1/24 #	3,070,000	3,046,975
Sprint 7.25% 9/15/21	6,895,000	6,919,133
Telefonica Emisiones 4.57% 4/27/23	10,745,000	12,083,956
Time Warner Cable
4.00% 9/1/21	3,000,000	3,268,122
4.50% 9/15/42	5,145,000	5,509,189
8.25% 4/1/19	5,121,000	6,345,175
Verizon Communications
3.00% 11/1/21	13,330,000	13,544,653
4.40% 11/1/34	6,650,000	7,061,389
5.15% 9/15/23	6,965,000	7,991,801
Viacom 4.85% 12/15/34	15,160,000	16,246,199
WPP Finance 2010 5.625% 11/15/43	5,485,000	6,793,002

		201,503,830

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 7.46%
Alibaba Group Holding 144A 3.125% 11/28/21 #	8,205,000	$8,317,532
Amazon.com 4.80% 12/5/34	3,480,000	3,881,912
Bed Bath & Beyond 4.915% 8/1/34	7,615,000	8,192,286
General Motors
5.00% 4/1/35	3,695,000	3,999,287
6.25% 10/2/43	4,300,000	5,374,557
General Motors Financial
4.00% 1/15/25	2,000,000	2,047,794
4.375% 9/25/21	3,305,000	3,507,431
Host Hotels & Resorts
3.75% 10/15/23	9,670,000	9,949,212
4.75% 3/1/23	3,825,000	4,159,542
International Game Technology 5.35% 10/15/23	5,340,000	5,462,003
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,175,000	1,133,875
QVC
4.375% 3/15/23	6,645,000	6,858,045
5.45% 8/15/34	5,205,000	5,316,262
Signet UK Finance 4.70% 6/15/24	3,995,000	4,146,722
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	3,135,000	3,285,411
4.50% 10/1/34	4,940,000	5,343,667
TRW Automotive 144A 4.45% 12/1/23 #	8,846,000	8,934,460
Tupy Overseas 144A 6.625% 7/17/24 #	3,010,000	2,776,725
Walgreens Boots Alliance 3.80% 11/18/24	6,660,000	7,056,776

		99,743,499

Consumer Non-Cyclical – 3.88%
Becton Dickinson 3.734% 12/15/24	8,900,000	9,499,958
Gilead Sciences 3.50% 2/1/25	8,595,000	9,237,511
JBS Investments 144A 7.75% 10/28/20 #	5,285,000	5,468,389
Medtronic
144A 3.15% 3/15/22 #	3,150,000	3,306,095
144A 3.50% 3/15/25 #	6,320,000	6,699,036
144A 4.375% 3/15/35 #	3,280,000	3,651,342
Omnicare
4.75% 12/1/22	320,000	332,800
5.00% 12/1/24	3,120,000	3,260,400
Perrigo
4.00% 11/15/23	2,725,000	2,896,116
5.30% 11/15/43	2,350,000	2,780,581
Perrigo Finance 3.50% 12/15/21	3,005,000	3,150,066

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Valeant Pharmaceuticals International 144A
5.50% 3/1/23 #	1,500,000	$1,545,000

		51,827,294

Electric – 12.42%
AES Gener 144A 8.375% 12/18/73 #—	7,642,000	8,291,570
Ameren Illinois 9.75% 11/15/18	6,971,000	9,007,180
American Electric Power 2.95% 12/15/22	8,500,000	8,670,969
ComEd Financing III 6.35% 3/15/33	7,500,000	7,746,427
Dominion Resources 3.625% 12/1/24	1,500,000	1,588,452
Dynegy Finance I
144A 6.75% 11/1/19 #	1,420,000	1,460,825
144A 7.375% 11/1/22 #	1,630,000	1,685,013
144A 7.625% 11/1/24 #	800,000	825,000
El Paso Electric 3.30% 12/15/22	2,830,000	2,908,433
Electricite de France 144A 5.25% 1/29/49 #—	10,675,000	11,235,437
Enel 144A 8.75% 9/24/73 #—	4,125,000	4,907,719
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,793,124
Exelon Generation 2.95% 1/15/20	1,170,000	1,191,262
Integrys Energy Group 6.11% 12/1/66 —	7,419,000	7,462,987
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,470,047
National Rural Utilities Cooperative Finance
2.85% 1/27/25	8,000,000	8,178,664
NextEra Energy Capital Holdings
2.40% 9/15/19	3,400,000	3,474,518
3.625% 6/15/23	3,600,000	3,794,015
NV Energy 6.25% 11/15/20	4,475,000	5,360,441
Pennsylvania Electric 5.20% 4/1/20	16,291,000	18,317,470
Saudi Electricity Global Sukuk
144A 4.00% 4/8/24 #	3,494,000	3,764,785
144A 5.50% 4/8/44 #	3,494,000	4,009,365
Southern California Edison 3.60% 2/1/45	14,470,000	15,262,146
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	4,680,000	4,767,773
144A 4.125% 5/7/24 #	6,535,000	7,150,381
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,000,000	2,132,622
Transelec 144A 4.25% 1/14/25 #	3,345,000	3,408,160
Wisconsin Energy 6.25% 5/15/67 —	5,084,000	5,112,003

		165,976,788

Energy – 12.71%
Anadarko Petroleum
3.45% 7/15/24	2,965,000	3,014,329
4.50% 7/15/44	3,280,000	3,512,365

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Canadian Natural Resources 3.90% 2/1/25	6,805,000	$6,752,411
Chesapeake Energy 5.75% 3/15/23	3,195,000	3,322,800
Cimarex Energy 4.375% 6/1/24	2,440,000	2,323,344
CNOOC Nexen Finance 2014 4.25% 4/30/24	6,255,000	6,748,144
ConocoPhillips
3.35% 11/15/24	5,270,000	5,511,155
4.30% 11/15/44	2,140,000	2,343,741
Continental Resources 4.50% 4/15/23	5,630,000	5,335,230
Dominion Gas Holdings 3.60% 12/15/24	12,740,000	13,562,341
Enbridge Energy Partners 8.05% 10/1/37 —	6,190,000	6,793,525
Energy Transfer Partners
5.15% 2/1/43	2,085,000	2,189,012
5.95% 10/1/43	3,790,000	4,361,771
Enterprise Products Operating 7.034% 1/15/68 —	7,271,000	7,930,691
Kinder Morgan 144A 5.00% 2/15/21 #	2,710,000	2,890,402
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,437,676
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,577,324
Newfield Exploration 5.625% 7/1/24	6,150,000	6,103,875
Noble Energy
3.90% 11/15/24	2,935,000	2,969,524
5.05% 11/15/44	3,595,000	3,672,681
Ocean Rig UDW 144A 7.25% 4/1/19 #	4,390,000	2,897,400
Petrobras Global Finance
3.00% 1/15/19	500,000	428,145
4.875% 3/17/20	8,240,000	7,292,400
6.25% 3/17/24	1,520,000	1,376,862
Petroleos Mexicanos
144A 4.25% 1/15/25 #	1,920,000	1,895,616
5.50% 6/27/44	2,486,000	2,510,860
144A 5.50% 6/27/44 #	1,000,000	1,010,000
Statoil 3.25% 11/10/24	6,080,000	6,400,234
Sunoco Logistics Partners Operations 5.35% 5/15/45	7,330,000	7,860,743
Talisman Energy
3.75% 2/1/21	7,340,000	7,107,476
5.50% 5/15/42	1,990,000	1,978,526
TransCanada PipeLines
3.75% 10/16/23	3,020,000	3,172,226
6.35% 5/15/67 —	8,512,000	8,235,360
Williams 4.55% 6/24/24	3,375,000	3,138,723
Williams Partners 7.25% 2/1/17	8,087,000	8,912,739
Woodside Finance 144A 8.75% 3/1/19 #	5,000,000	6,235,030

		169,804,681

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 0.95%
Aviation Capital Group 144A 6.75% 4/6/21 #	3,415,000	$3,858,950
General Electric Capital 7.125% 12/29/49 —	7,600,000	8,873,000

		12,731,950

Insurance – 4.01%
Allstate 5.75% 8/15/53 —	915,000	974,475
American International Group
3.875% 1/15/35	10,655,000	10,961,001
8.175% 5/15/58 —	6,755,000	9,288,125
Highmark
144A 4.75% 5/15/21 #	1,685,000	1,792,028
144A 6.125% 5/15/41 #	920,000	1,039,588
HUB International 144A 7.875% 10/1/21 #	4,540,000	4,551,350
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	3,109,050
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	3,570,000	3,667,711
144A 4.125% 11/1/24 #	7,330,000	7,871,394
Voya Financial 5.65% 5/15/53 —	3,040,000	3,070,400
XL Group 6.50% 10/29/49 —	8,032,000	7,248,880

		53,574,002

Real Estate Investment Trusts – 5.38%
Alexandria Real Estate Equities
3.90% 6/15/23	1,085,000	1,127,518
4.50% 7/30/29	5,910,000	6,379,094
AvalonBay Communities 3.50% 11/15/24	4,335,000	4,511,846
Brixmor Operating Partnership 3.85% 2/1/25	10,455,000	10,724,927
Carey (W.P.) 4.60% 4/1/24	3,120,000	3,320,575
CBL & Associates 4.60% 10/15/24	7,995,000	8,391,928
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,343,523
DDR 3.625% 2/1/25	2,485,000	2,521,872
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,437,468
Omega Healthcare Investors 144A 4.50% 1/15/25 #	12,590,000	13,079,575
WEA Finance 144A 3.75% 9/17/24 #	10,505,000	11,061,355

		71,899,681

Technology – 3.85%
Adobe Systems 3.25% 2/1/25	6,805,000	6,927,960
Baidu 3.25% 8/6/18	8,650,000	8,885,427
Ingram Micro 4.95% 12/15/24	3,360,000	3,475,722
Motorola Solutions 4.00% 9/1/24	10,485,000	10,991,258
National Semiconductor 6.60% 6/15/17	6,644,000	7,503,421
Seagate HDD Cayman
144A 4.75% 1/1/25 #	3,785,000	4,012,187
144A 5.75% 12/1/34 #	5,040,000	5,504,134

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Tencent Holdings 144A 3.375% 5/2/19 #	4,085,000	$4,217,763

		51,517,872

Transportation – 0.88%
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ¿	2,025,000	2,040,187
Trinity Industries 4.55% 10/1/24	4,290,000	4,263,406
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ¿	1,560,000	1,626,300
United Airlines 2014-2 Class A Pass-Through Trust
3.75% 9/3/26 ¿	3,885,000	3,885,000

		11,814,893

Total Corporate Bonds (cost $1,191,120,682)		1,236,346,353

Municipal Bonds – 1.39%
California (Various Purposes)
5.00% 4/1/43	6,520,000	7,602,190
Los Angeles, California Department of Water & Power Revenue (Taxable Build America Bond)
6.574% 7/1/45	5,365,000	8,204,695
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien NTE Mobility Partners Segment 3)
6.75% 6/30/43 (AMT)	2,200,000	2,720,696

Total Municipal Bonds (cost $14,537,894)		18,527,581

Senior Secured Loans – 0.73%«
Clear Channel Communications Tranche B 3.65% 1/29/16	6,497,621	6,421,624
Rite Aid 2nd Lien 5.75% 8/21/20	3,299,000	3,316,871

Total Senior Secured Loans (cost $9,533,529)		9,738,495

	Number of shares
Preferred Stock – 2.52%
Alabama Power 5.625%	118,065	2,960,480
Ally Financial
144A 7.00% #	4,000	4,020,125
8.50% —	80,000	2,110,400
DTE Energy 5.25%	305,000	7,701,250
Entergy Arkansas 4.90%	285,000	6,814,350
GMAC Capital Trust I 8.125% —	50,000	1,315,000
Qwest 6.125%	184,675	4,528,231
Regency Centers 6.625%	22,363	581,885

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
Regions Financial
6.375% —	77,700	$1,955,709
6.375%	67,000	1,699,120

Total Preferred Stock (cost $32,401,255)		33,686,550

	Principal amount°
Short-Term Investments – 0.60%
Discount Notes – 0.24%≠
Federal Home Loan Bank
0.057% 4/8/15	872,965	872,914
0.065% 4/20/15	546,112	546,075
0.07% 4/6/15	851,117	851,069
0.08% 3/18/15	241,627	241,622
0.085% 3/27/15	750,765	750,747

		3,262,427

Repurchase Agreements – 0.36%
Bank of America Merrill Lynch 0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $1,785,565 (collateralized by U.S. government obligations 0.000%-7.875% 2/26/15-8/15/40; market value $1,821,272)	1,785,560	1,785,560
Bank of Montreal 0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $1,190,379 (collateralized by U.S. government obligations 0.75%-3.875% 6/30/16-8/15/40; market value $1,214,182)	1,190,374	1,190,374
BNP Paribas 0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $1,795,944 (collateralized by U.S. government obligations 0.000%-2.125% 7/31/16-5/15/29; market value $1,831,853)	1,795,935	1,795,935

		4,771,869

Total Short-Term Investments (cost $8,034,061)		8,034,296

Total Value of Securities – 97.74% (cost $1,255,627,421)		$1,306,333,275

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $340,114,457, which represents 25.45% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

Schedules of investments

Delaware Corporate Bond Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

The following futures contracts were outstanding at Jan. 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(643)	U.S. Treasury 10 yr Notes	$(83,580,073)	$(84,151,061)	3/24/15	$(570,988)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 88.43%

Banking – 8.87%
Ally Financial 8.00% 11/1/31	595,000	$769,781
Bank of America 4.25% 10/22/26	7,505,000	7,803,909
Barclays Bank 7.625% 11/21/22	1,600,000	1,788,000
BBVA Bancomer 144A 7.25% 4/22/20 #	3,095,000	3,497,041
Branch Banking & Trust 3.80% 10/30/26	2,355,000	2,529,560
Credit Suisse Group
144A 6.50% 8/8/23 #	3,170,000	3,528,809
144A 7.50% 12/11/49 #•	1,670,000	1,758,066
HSBC Holdings 5.625% 12/29/49 •	1,500,000	1,522,500
JPMorgan Chase
4.125% 12/15/26	5,605,000	5,829,340
6.75% 1/29/49 •	2,475,000	2,659,850
KeyBank 6.95% 2/1/28	2,467,000	3,372,895
Lloyds Banking Group 7.50% 4/30/49 •	2,200,000	2,255,000
Morgan Stanley 4.35% 9/8/26	5,945,000	6,229,486
PNC Preferred Funding Trust II 144A 1.463% 3/31/49 #•	3,900,000	3,685,500
Popular 7.00% 7/1/19	1,700,000	1,719,125
SVB Financial Group 3.50% 1/29/25	2,440,000	2,440,354
UBS 7.625% 8/17/22	4,020,000	4,805,496
US Bank 2.80% 1/27/25	2,500,000	2,555,585
USB Capital IX 3.50% 10/29/49 •	810,000	673,313
USB Realty 144A 1.40% 12/22/49 #•	400,000	366,600
Wells Fargo 5.875% 12/29/49 •	1,140,000	1,194,150
Woori Bank 144A 4.75% 4/30/24 #	2,300,000	2,491,374

		63,475,734

Basic Industry - 7.22%
ArcelorMittal 7.75% 10/15/39	4,880,000	5,075,200
Celanese U.S. Holdings 4.625% 11/15/22	1,355,000	1,358,387
CF Industries
5.15% 3/15/34	3,870,000	4,393,274
5.375% 3/15/44	5,445,000	6,276,424
Corp Nacional del Cobre de Chile 144A 4.875% 11/4/44 #	3,060,000	3,115,190
FMG Resources August 2006 144A 6.875% 4/1/22 #	2,990,000	2,358,363
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,458,363
LYB International Finance 4.875% 3/15/44	5,235,000	5,740,643
Methanex 5.65% 12/1/44	6,715,000	7,163,716
Mexichem 144A 5.875% 9/17/44 #	3,595,000	3,517,707
NOVA Chemicals 144A 5.00% 5/1/25 #	1,995,000	2,074,800
Sappi Papier Holding 144A 6.625% 4/15/21 #	2,135,000	2,199,050
TPC Group 144A 8.75% 12/15/20 #	1,730,000	1,587,275
Valspar 4.40% 2/1/45	2,250,000	2,342,936

		51,661,328

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Brokerage – 1.54%
Jefferies Group
6.45% 6/8/27	2,640,000	$2,826,281
6.50% 1/20/43	1,985,000	2,049,971
Legg Mason 5.625% 1/15/44	5,000,000	6,157,375

		11,033,627

Capital Goods – 2.88%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	3,750,000	2,887,500
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	1,915,000	1,976,973
Ingersoll-Rand Luxembourg Finance 4.65% 11/1/44	5,000,000	5,501,460
Valmont Industries 5.00% 10/1/44	6,255,000	6,802,025
Votorantim Cimentos 144A 7.25% 4/5/41 #	2,015,000	2,045,225
Waste Management 7.10% 8/1/26	1,025,000	1,392,117

		20,605,300

Communications – 14.21%
Altice 144A 7.75% 5/15/22 #	2,070,000	2,147,625
Altice Financing 144A 6.625% 2/15/23 #	1,040,000	1,072,500
AT&T 4.80% 6/15/44	6,050,000	6,477,124
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	1,575,000	1,785,215
Columbus International 144A 7.375% 3/30/21 #	2,435,000	2,514,137
Comcast 4.75% 3/1/44	4,520,000	5,474,710
Cox Communications 144A 4.80% 2/1/35 #	6,500,000	7,169,871
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	2,047,500
DIRECTV Holdings 5.15% 3/15/42	3,915,000	4,262,155
Grupo Televisa 5.00% 5/13/45	3,785,000	4,032,085
Intelsat Luxembourg
7.75% 6/1/21	525,000	522,375
8.125% 6/1/23	1,240,000	1,258,600
MTN Mauritius Investments 144A 4.755% 11/11/24 #	1,450,000	1,471,750
Numericable 144A 6.25% 5/15/24 #	625,000	647,656
Orange 5.50% 2/6/44	2,695,000	3,384,915
Qwest 6.875% 9/15/33	3,510,000	3,558,515
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,775,000	9,389,619
Sinclair Television Group 144A 5.625% 8/1/24 #	1,595,000	1,583,038
Sprint 7.25% 9/15/21	2,810,000	2,819,835
Telefonica Emisiones 7.045% 6/20/36	5,585,000	7,801,564
Time Warner Cable 4.50% 9/15/42	7,455,000	7,982,702
Verizon Communications
4.40% 11/1/34	4,175,000	4,433,278
144A 4.862% 8/21/46 #	2,928,000	3,221,107
Viacom 4.85% 12/15/34	8,015,000	8,589,267

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
WPP Finance 2010 5.625% 11/15/43	6,550,000	$8,111,972

		101,759,115

Consumer Cyclical – 4.85%
Alfa 144A 6.875% 3/25/44 #	2,800,000	2,989,000
Alibaba Group Holding 144A 3.125% 11/28/21 #	900,000	912,343
Amazon.com 4.80% 12/5/34	1,860,000	2,074,815
Bed Bath & Beyond 4.915% 8/1/34	2,030,000	2,183,892
General Motors
5.20% 4/1/45	1,595,000	1,786,617
6.25% 10/2/43	5,855,000	7,318,147
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	700,000	675,500
QVC
5.45% 8/15/34	3,040,000	3,104,983
5.95% 3/15/43	3,000,000	3,268,968
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34	4,785,000	5,176,001
Tupy Overseas 144A 6.625% 7/17/24 #	1,600,000	1,476,000
Walgreens Boots Alliance 4.80% 11/18/44	3,280,000	3,742,168

		34,708,434

Consumer Non-Cyclical – 7.99%
Becton Dickinson 4.685% 12/15/44	7,770,000	8,844,467
Celgene
4.625% 5/15/44	2,000,000	2,234,274
5.25% 8/15/43	4,315,000	5,256,684
Gilead Sciences 4.50% 2/1/45	6,500,000	7,497,431
Hasbro 5.10% 5/15/44	6,200,000	7,002,305
JBS Investments 144A 7.75% 10/28/20 #	2,805,000	2,902,333
Medtronic 144A 4.625% 3/15/45 #	4,710,000	5,444,821
Omnicare
4.75% 12/1/22	165,000	171,600
5.00% 12/1/24	1,595,000	1,666,775
Perrigo 5.30% 11/15/43	4,565,000	5,401,427
Perrigo Finance 4.90% 12/15/44	2,910,000	3,246,082
S.C. Johnson & Son 144A 4.35% 9/30/44 #	3,050,000	3,490,484
Zoetis 4.70% 2/1/43	3,800,000	4,037,002

		57,195,685

Electric – 17.36%
AES Gener 144A 8.375% 12/18/73 #•	1,877,000	2,036,545
American Transmission Systems 144A 5.00% 9/1/44 #	5,200,000	6,089,949
Appalachian Power 4.40% 5/15/44	6,950,000	7,977,544
Berkshire Hathaway Energy 144A 4.50% 2/1/45 #	6,950,000	7,936,837
ComEd Financing III 6.35% 3/15/33	4,800,000	4,957,714
Consumers Energy 4.35% 8/31/64	5,300,000	6,235,704

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Duke Energy Progress 4.15% 12/1/44	1,985,000	$2,303,325
Dynegy Finance I
144A 6.75% 11/1/19 #	755,000	776,706
144A 7.375% 11/1/22 #	860,000	889,025
144A 7.625% 11/1/24 #	430,000	443,437
El Paso Electric 3.30% 12/15/22	1,695,000	1,741,977
Electricite de France 144A 5.25% 1/29/49 #•	5,680,000	5,978,200
Enel 144A 8.75% 9/24/73 #•	1,485,000	1,766,779
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	6,036,888
Entergy Arkansas 4.95% 12/15/44	2,765,000	3,115,588
Entergy Louisiana 4.95% 1/15/45	125,000	132,899
Integrys Energy Group 6.11% 12/1/66 •	4,135,000	4,159,516
NorthWestern 4.176% 11/15/44	4,675,000	5,408,054
Oklahoma Gas & Electric 4.00% 12/15/44	7,500,000	8,264,025
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,788,146
Saudi Electricity Global Sukuk 144A 5.06% 4/8/43 #	5,900,000	6,342,500
South Carolina Electric & Gas 4.50% 6/1/64	12,600,000	14,714,381
Southern California Edison 3.60% 2/1/45	6,320,000	6,665,982
State Grid Overseas Investment 2014 144A
4.125% 5/7/24 #	5,755,000	6,296,931
Transelec 144A 4.25% 1/14/25 #	1,730,000	1,762,666
Wisconsin Energy 6.25% 5/15/67 •	2,445,000	2,458,467
Wisconsin Power & Light 4.10% 10/15/44	3,500,000	3,962,361

		124,242,146

Energy – 7.93%
Chesapeake Energy 5.75% 3/15/23	650,000	676,000
CNOOC Nexen Finance 2014 4.25% 4/30/24	3,190,000	3,441,500
ConocoPhillips 4.30% 11/15/44	3,305,000	3,619,656
Dominion Gas Holdings 4.60% 12/15/44	6,345,000	7,214,880
Enbridge Energy Partners 8.05% 10/1/37 •	4,350,000	4,774,125
Energy Transfer Partners 5.95% 10/1/43	3,385,000	3,895,671
ENI 144A 5.70% 10/1/40 #	3,450,000	4,214,958
EnLink Midstream Partners
5.05% 4/1/45	1,380,000	1,413,131
5.60% 4/1/44	6,450,000	7,145,555
Enterprise Products Operating 7.034% 1/15/68 •	2,830,000	3,086,763
Noble Energy
3.90% 11/15/24	350,000	354,117
5.05% 11/15/44	1,045,000	1,067,580
5.25% 11/15/43	1,465,000	1,502,208
Ocean Rig UDW 144A 7.25% 4/1/19 #	2,355,000	1,554,300
Petrobras Global Finance 6.25% 3/17/24	785,000	711,077

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petroleos Mexicanos
144A 5.50% 6/27/44 #	1,405,000	$1,419,050
6.375% 1/23/45	1,595,000	1,784,645
Sunoco Logistics Partners Operations 5.35% 5/15/45	520,000	557,652
Talisman Energy 5.50% 5/15/42	4,875,000	4,846,891
TransCanada PipeLines 6.35% 5/15/67 •	3,600,000	3,483,000

		56,762,759

Finance Companies – 2.51%
Blackstone Holdings Finance 144A 5.00% 6/15/44 #	2,430,000	2,729,310
Carlyle Holdings II Finance 144A 5.625% 3/30/43 #	5,240,000	6,390,924
General Electric Capital 7.125% 12/29/49 •	4,000,000	4,670,000
KKR Group Finance III 144A 5.125% 6/1/44 #	3,735,000	4,213,995

		18,004,229

Insurance – 6.41%
Alleghany 4.90% 9/15/44	3,525,000	3,933,971
Allstate 5.75% 8/15/53 •	440,000	468,600
American International Group
3.875% 1/15/35	2,500,000	2,571,797
4.375% 1/15/55	2,070,000	2,147,791
8.175% 5/15/58 •	3,210,000	4,413,750
Highmark 144A 6.125% 5/15/41 #	3,410,000	3,853,256
HUB International 144A 7.875% 10/1/21 #	2,410,000	2,416,025
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	1,147,500
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,583,313
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,618,794
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	7,400,000	7,946,564
Transatlantic Holdings 8.00% 11/30/39	704,000	1,053,139
Trinity Acquisition 6.125% 8/15/43	4,570,000	5,738,832
Voya Financial 5.65% 5/15/53 •	1,400,000	1,414,000
XL Group 6.50% 10/29/49 •	3,950,000	3,564,875

		45,872,207

Natural Gas – 0.91%
Laclede Group 4.70% 8/15/44	5,750,000	6,518,930

		6,518,930

Real Estate Investment Trusts – 3.94%
Brixmor Operating Partnership 3.85% 2/1/25	2,500,000	2,564,545
Federal Realty Investment Trust 4.50% 12/1/44	4,000,000	4,537,892
Simon Property Group 4.25% 10/1/44	6,715,000	7,550,239
Ventas Realty 4.375% 2/1/45	5,630,000	5,942,493
WEA Finance
144A 3.75% 9/17/24 #	3,500,000	3,685,364

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate Investment Trusts (continued)
WEA Finance
144A 4.75% 9/17/44 #	3,415,000	$3,917,080

		28,197,613

Technology – 1.42%
Motorola Solutions 5.50% 9/1/44	5,065,000	5,681,907
Seagate HDD Cayman
144A 4.75% 1/1/25 #	1,905,000	2,019,344
144A 5.75% 12/1/34 #	2,275,000	2,484,505

		10,185,756

Transportation – 0.39%
Union Pacific 3.875% 2/1/55	2,755,000	2,825,313

		2,825,313

Total Corporate Bonds (cost $583,950,251)		633,048,176

Municipal Bonds – 3.36%

California (Various Purposes)
5.00% 4/1/43	3,210,000	3,742,796
Chicago, Illinois O’Hare International Airport Revenue (Build America Bond) Series B 6.395% 1/1/40	3,800,000	5,319,278
Long Island Power Authority, New York Electric System Revenue (Taxable Build America Bond) 5.85% 5/1/41	3,600,000	4,397,364
Los Angeles, California Department of Water & Power Revenue (Taxable Build America Bond) 6.574% 7/1/45	2,225,000	3,402,693
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bond (Transportation) Series A2 6.089% 11/15/40	3,205,000	4,419,054
Oregon Department of Transportation Highway User Tax Revenue (Taxable Build America Bond-Subordinate Lien) Series A 5.834% 11/15/34	1,605,000	2,182,736
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien NTE Mobility Partners Segment 3) 6.75% 6/30/43 (AMT)	500,000	618,340

Total Municipal Bonds (cost $18,400,146)		24,082,261

	Principal amount°	Value (U.S. $)

Senior Secured Loans – 0.87%«

Clear Channel Communications Tranche B 3.65% 1/29/16	3,313,192	$3,274,441
Quickrete 2nd Lien 7.00% 3/30/21	1,122,947	1,120,140
Rite Aid 2nd Lien 5.75% 8/21/20	1,815,000	1,824,832

Total Senior Secured Loans (cost $6,152,106)		6,219,413

	Number of shares

Preferred Stock – 2.80%

Alabama Power 5.625%	16,200	406,215
Ally Financial
144A 7.00% #	3,390	3,407,056
8.50% •	40,000	1,055,200
DTE Energy 5.25%	175,000	4,418,750
Entergy Arkansas 4.90%	170,000	4,064,700
Qwest 6.125%	93,600	2,295,072
Regency Centers 6.625%	87,759	2,283,489
Regions Financial
6.375%	41,000	1,039,760
6.375% •	41,000	1,031,970

Total Preferred Stock (cost $19,406,259)		20,002,212

	Principal amount°

Short-Term Investments – 2.49%

Discount Notes – 1.00%≠
Federal Home Loan Bank
0.056% 4/8/15	1,800,160	1,800,056
0.065% 2/25/15	558,485	558,482
0.065% 3/5/15	1,099,492	1,099,476
0.065% 4/20/15	928,606	928,543
0.07% 4/6/15	1,898,793	1,898,687
0.08% 2/20/15	869,107	869,103

		7,154,347

Repurchase Agreements – 1.49%
Bank of America Merrill Lynch 0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $3,983,492 (collateralized by U.S. government obligations 0.000%–7.875% 2/26/15–8/15/40; market value $4,063,152)	3,983,482	3,983,482
Bank of Montreal 0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $2,655,666 (collateralized by U.S. government obligations 0.75%–3.875% 6/30/16–8/15/40; market value $2,708,769)	2,655,655	2,655,655

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $4,006,647 (collateralized by U.S. government obligations 0.000%–2.125% 7/31/16–5/15/29; market value $4,086,759)	4,006,627	$4,006,627

		10,645,764

Total Short-Term Investments (cost $17,799,731)		17,800,111

Total Value of Securities – 97.95% (cost $645,708,493)		$701,152,173

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $188,940,273, which represents 26.39% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

The following futures contracts were outstanding at Jan. 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
297	U.S. Treasury Ultra Bond	$46,874,361	$53,144,438	3/24/15	$6,270,077
177	U.S. Treasury 10 yr Notes	22,321,571	23,164,784	3/24/15	843,213

		$69,195,932			$7,113,290

The use of futures contracts elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

January 31, 2015 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Assets:
Investments, at value[1]	$1,298,298,979	$683,352,062
Short-term investments, at value[2]	8,034,296	17,800,111
Cash collateral due from brokers	869,000	1,190,000
Cash	418,213	4,432,131
Receivables for securities sold	31,594,176	9,498,061
Dividends and interest receivable	14,824,777	8,314,437
Receivables for fund shares sold	8,706,398	1,864,860

Total assets	1,362,745,839	726,451,662

Liabilities:
Payables for securities purchased	19,655,254	7,961,714
Payables for fund shares redeemed	3,685,854	1,021,563
Income distributions payable	1,244,021	693,461
Variation margin due to broker on futures contracts	442,063	275,781
Investment management fees payable	531,798	283,433
Other accrued expenses	338,066	200,463
Distribution fees payable to affiliates	287,633	99,042
Other affiliates payable	104,983	51,268
Trustees’ fees and expenses payable	4,585	2,435

Total liabilities	26,294,257	10,589,160

Total Net Assets	$1,336,451,582	$715,862,502

Net Assets Consist of:
Paid-in capital	$1,298,862,223	$653,294,658
Distributions in excess of net investment income	(2,380,128)	(1,391,729)
Accumulated net realized gain (loss) on investments	(10,165,371)	1,402,606
Net unrealized appreciation of investments, foreign currencies, and derivatives	50,134,858	62,556,967

Total Net Assets	$1,336,451,582	$715,862,502

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value
Class A:
Net assets	$485,233,267	$276,380,580
Shares of beneficial interest outstanding, unlimited authorization, no par	80,222,833	39,773,741
Net asset value per share	$6.05	$6.95
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$6.34	$7.28

Class C:
Net assets	$206,734,692	$34,865,730
Shares of beneficial interest outstanding, unlimited authorization, no par	34,174,705	5,019,418
Net asset value per share	$6.05	$6.95

Class R:
Net assets	$30,148,863	$33,752,482
Shares of beneficial interest outstanding, unlimited authorization, no par	4,979,958	4,850,305
Net asset value per share	$6.05	$6.96

Institutional Class:
Net assets	$614,334,760	$370,863,710
Shares of beneficial interest outstanding, unlimited authorization, no par	101,563,119	53,456,418
Net asset value per share	$6.05	$6.94

[1]Investments, at cost	$1,247,593,360	$627,908,762
[2]Short-term investments, at cost	8,034,061	17,799,731

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2015 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment Income:
Interest	$27,845,428	$15,859,055
Dividends	993,199	589,427

	28,838,627	16,448,482

Expenses:
Management fees	3,074,051	1,805,841
Distribution expenses — Class A	606,416	328,469
Distribution expenses — Class B	1,086	479
Distribution expenses — Class C	1,040,224	159,372
Distribution expenses — Class R	75,871	85,761
Dividend disbursing and transfer agent fees and expenses	851,611	394,890
Accounting and administration expenses	209,300	109,690
Reports and statements to shareholders	84,176	50,189
Registration fees	60,308	45,382
Legal fees	51,635	35,323
Custodian fees	32,684	18,153
Trustees’ fees and expenses	28,660	15,037
Audit and tax	22,227	22,101
Other	28,129	18,827

	6,166,378	3,089,514
Less expenses waived	(13,111)	(119,113)
Less waived distribution expenses — Class B	(825)	(364)
Less expense paid indirectly	(253)	(139)

Total operating expenses	6,152,189	2,969,898

Net Investment Income	22,686,438	13,478,584

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$7,042,739	$6,147,183
Futures contracts	(510,859)	8,175,810
Options written	2,521,727	9,523
Swap contracts	(8,498,046)	(2,477,689)

Net realized gain	555,561	11,854,827

Net change in unrealized appreciation (depreciation) of:
Investments	9,998,011	25,426,810
Futures contracts	(589,798)	7,148,567
Options written	(1,107,547)	—

Net change in unrealized appreciation (depreciation)	8,300,666	32,575,377

Net Realized and Unrealized Gain	8,856,227	44,430,204

Net Increase in Net Assets Resulting from Operations	$31,542,665	$57,908,788

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Increase in Net Assets from Operations:
Net investment income	$22,686,438	$45,936,094
Net realized gain	555,561	18,764,665
Net change in unrealized appreciation (depreciation)	8,300,666	26,877,100

Net increase in net assets resulting from operations	31,542,665	91,577,859

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,620,263)	(22,858,385)
Class B	(4,573)	(62,563)
Class C	(3,348,721)	(7,984,468)
Class R	(563,430)	(1,403,686)
Institutional Class	(11,758,132)	(18,916,792)

Net realized gain:
Class A	(4,764,001)	(8,808,504)
Class B	—	(32,244)
Class C	(2,047,006)	(3,805,314)
Class R	(296,461)	(568,510)
Institutional Class	(5,836,219)	(6,635,962)

	(38,238,806)	(71,076,428)

Capital Share Transactions:
Proceeds from shares sold:
Class A	93,121,085	179,994,785
Class B	—	28,605
Class C	15,051,380	23,601,516
Class R	4,299,857	11,472,250
Institutional Class	247,461,266	226,446,161

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	13,254,592	29,563,766
Class B	4,099	89,040
Class C	4,761,448	9,219,895
Class R	859,891	1,960,083
Institutional Class	13,892,204	20,503,966

	392,705,822	502,880,067

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(129,977,939)	$(353,225,376)
Class B	(683,656)	(2,239,657)
Class C	(21,802,903)	(100,452,473)
Class R	(9,988,927)	(16,293,718)
Institutional Class	(112,379,336)	(303,745,284)

	(274,832,761)	(775,956,508)

Increase (decrease) in net assets derived from capital share transactions	117,873,061	(273,076,441)

Net Increase (Decrease) in Net Assets	111,176,920	(252,575,010)
Net Assets:
Beginning of period	1,225,274,662	1,477,849,672

End of period	$1,336,451,582	$1,225,274,662

Undistributed (distributions in excess of) net investment income	$(2,380,128)	$228,553

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Increase in Net Assets from Operations:
Net investment income	$13,478,584	$28,650,622
Net realized gain	11,854,827	13,584,303
Net change in unrealized appreciation (depreciation)	32,575,377	36,196,248

Net increase in net assets resulting from operations	57,908,788	78,431,173

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,396,515)	(13,646,408)
Class B	(2,069)	(21,311)
Class C	(534,052)	(1,229,671)
Class R	(662,987)	(1,315,211)
Institutional Class	(7,461,832)	(13,614,295)

Net realized gain:
Class A	(11,166,547)	—
Class C	(1,380,519)	—
Class R	(1,411,748)	—
Institutional Class	(14,445,938)	—

	(42,462,207)	(29,826,896)

Capital Share Transactions:
Proceeds from shares sold:
Class A	59,678,454	112,661,489
Class C	5,460,072	4,633,885
Class R	7,367,060	10,189,292
Institutional Class	109,407,854	102,101,509

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	16,177,611	13,507,436
Class B	2,069	20,992
Class C	1,763,800	1,089,726
Class R	2,074,735	1,313,203
Institutional Class	20,928,896	13,098,040

	222,860,551	258,615,572

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(82,194,875)	$(241,289,269)
Class B	(299,726)	(498,498)
Class C	(3,214,036)	(25,019,563)
Class R	(11,000,501)	(8,989,890)
Institutional Class	(74,749,197)	(134,759,164)

	(171,458,335)	(410,556,384)

Increase (decrease) in net assets derived from capital share transactions	51,402,216	(151,940,812)

Net Increase (Decrease) in Net Assets	66,848,797	(103,336,535)
Net Assets:
Beginning of period	649,013,705	752,350,240

End of period	$715,862,502	$649,013,705

Distributions in excess of net investment income	$(1,391,729)	$(812,858)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.080	$5.950	$6.260	$6.050	$6.080	$5.460

0.108	0.227	0.230	0.246	0.268	0.309
0.042	0.251	(0.099)	0.384	0.278	0.647

0.150	0.478	0.131	0.630	0.546	0.956

(0.120)	(0.252)	(0.252)	(0.284)	(0.305)	(0.336)
(0.060)	(0.096)	(0.189)	(0.136)	(0.271)	—

(0.180)	(0.348)	(0.441)	(0.420)	(0.576)	(0.336)

$6.050	$6.080	$5.950	$6.260	$6.050	$6.080

2.54%	8.33%	2.02%	11.04%	9.44%	17.91%

$485,233	$511,351	$645,585	$638,481	$392,313	$409,671
0.94%	0.94%	0.93%	0.94%	0.95%	0.94%

0.94%	0.96%	0.98%	1.01%	1.09%	1.10%
3.57%	3.81%	3.70%	4.11%	4.45%	5.31%

3.57%	3.79%	3.65%	4.04%	4.31%	5.15%
93%	215%	230%	202%	204%	219%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.080	$5.960	$6.260	$6.050	$6.090	$5.470

0.086	0.182	0.183	0.202	0.223	0.266
0.042	0.241	(0.088)	0.383	0.268	0.646

0.128	0.423	0.095	0.585	0.491	0.912

(0.098)	(0.207)	(0.206)	(0.239)	(0.260)	(0.292)
(0.060)	(0.096)	(0.189)	(0.136)	(0.271)	—

(0.158)	(0.303)	(0.395)	(0.375)	(0.531)	(0.292)

$6.050	$6.080	$5.960	$6.260	$6.050	$6.090

2.15%	7.35%	1.43%	10.21%	8.44%	17.01%

$206,735	$209,893	$273,594	$249,029	$135,912	$141,328
1.69%	1.69%	1.68%	1.69%	1.70%	1.69%

1.69%	1.70%	1.68%	1.71%	1.79%	1.80%
2.82%	3.06%	2.95%	3.36%	3.70%	4.56%

2.82%	3.05%	2.95%	3.34%	3.61%	4.45%
93%	215%	230%	202%	204%	219%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.090	$5.960	$6.270	$6.050	$6.090	$5.470

0.101	0.212	0.214	0.231	0.253	0.295
0.032	0.251	(0.098)	0.394	0.268	0.646

0.133	0.463	0.116	0.625	0.521	0.941

(0.113)	(0.237)	(0.237)	(0.269)	(0.290)	(0.321)
(0.060)	(0.096)	(0.189)	(0.136)	(0.271)	—

(0.173)	(0.333)	(0.426)	(0.405)	(0.561)	(0.321)

$6.050	$6.090	$5.960	$6.270	$6.050	$6.090

2.25%	8.06%	1.77%	10.94%	8.98%	17.60%

$30,149	$35,142	$37,293	$22,661	$11,981	$10,209
1.19%	1.19%	1.18%	1.19%	1.20%	1.19%

1.19%	1.22%	1.28%	1.31%	1.39%	1.40%
3.32%	3.56%	3.45%	3.86%	4.20%	5.06%

3.32%	3.53%	3.35%	3.74%	4.01%	4.85%
93%	215%	230%	202%	204%	219%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.080	$5.950	$6.260	$6.050	$6.090	$5.470

0.115	0.242	0.245	0.261	0.283	0.329
0.043	0.251	(0.098)	0.384	0.268	0.641

0.158	0.493	0.147	0.645	0.551	0.970

(0.128)	(0.267)	(0.268)	(0.299)	(0.320)	(0.350)
(0.060)	(0.096)	(0.189)	(0.136)	(0.271)	—

(0.188)	(0.363)	(0.457)	(0.435)	(0.591)	(0.350)

$6.050	$6.080	$5.950	$6.260	$6.050	$6.090

2.67%	8.60%	2.28%	11.32%	9.52%	18.40%

$614,335	$468,205	$518,576	$507,190	$466,660	$357,801
0.69%	0.69%	0.68%	0.69%	0.70%	0.69%

0.69%	0.70%	0.68%	0.71%	0.79%	0.80%
3.82%	4.06%	3.95%	4.36%	4.70%	5.56%

3.82%	4.05%	3.95%	4.34%	4.61%	5.45%
93%	215%	230%	202%	204%	219%

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.810	$6.280	$7.150	$6.380	$6.440	$5.600

0.134	0.278	0.280	0.300	0.318	0.348
0.441	0.542	(0.427)	1.055	0.268	0.850

0.575	0.820	(0.147)	1.355	0.586	1.198

(0.140)	(0.290)	(0.287)	(0.319)	(0.329)	(0.358)
(0.295)	—	(0.436)	(0.266)	(0.317)	—

(0.435)	(0.290)	(0.723)	(0.585)	(0.646)	(0.358)

$6.950	$6.810	$6.280	$7.150	$6.380	$6.440

8.92%	13.42%	(2.45% )	22.48%	9.74%	22.00%

$276,381	$277,041	$370,553	$402,639	$352,060	$275,312
0.96%	0.96%	0.95%	0.95%	0.95%	0.94%

1.00%	1.01%	1.04%	1.06%	1.12%	1.18%
3.93%	4.35%	4.13%	4.53%	5.07%	5.77%

3.89%	4.30%	4.04%	4.42%	4.90%	5.53%
91%	216%	217%	172%	147%	149%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.810	$6.280	$7.150	$6.380	$6.430	$5.600

0.109	0.230	0.230	0.251	0.272	0.302
0.441	0.542	(0.428)	1.055	0.277	0.841

0.550	0.772	(0.198)	1.306	0.549	1.143

(0.115)	(0.242)	(0.236)	(0.270)	(0.282)	(0.313)
(0.295)	—	(0.436)	(0.266)	(0.317)	—

(0.410)	(0.242)	(0.672)	(0.536)	(0.599)	(0.313)

$6.950	$6.810	$6.280	$7.150	$6.380	$6.430

8.51%	12.59%	(3.17%)	21.57%	9.09%	20.91%

$34,866	$30,091	$47,326	$62,275	$24,532	$23,115
1.71%	1.71%	1.70%	1.70%	1.70%	1.69%

1.75%	1.75%	1.74%	1.76%	1.82%	1.88%
3.18%	3.60%	3.38%	3.78%	4.32%	5.02%

3.14%	3.56%	3.34%	3.72%	4.20%	4.83%
91%	216%	217%	172%	147%	149%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/15[1] (Unaudited)	Year ended
	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.820	$6.290	$7.160	$6.390	$6.440	$5.600

0.126	0.265	0.263	0.284	0.303	0.339
0.441	0.539	(0.426)	1.055	0.278	0.845

0.567	0.804	(0.163)	1.339	0.581	1.184

(0.132)	(0.274)	(0.271)	(0.303)	(0.314)	(0.344)
(0.295)	—	(0.436)	(0.266)	(0.317)	—

(0.427)	(0.274)	(0.707)	(0.569)	(0.631)	(0.344)

$6.960	$6.820	$6.290	$7.160	$6.390	$6.440

8.77%	13.13%	(2.68%)	22.15%	9.63%	21.48%

$33,752	$34,545	$29,423	$20,080	$10,800	$14,131
1.21%	1.21%	1.20%	1.20%	1.20%	1.19%

1.25%	1.27%	1.34%	1.36%	1.42%	1.48%
3.68%	4.10%	3.88%	4.28%	4.82%	5.52%

3.64%	4.04%	3.74%	4.12%	4.60%	5.23%
91%	216%	217%	172%	147%	149%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$6.800	$6.270	$7.140	$6.370	$6.430	$5.590

0.142	0.295	0.297	0.317	0.332	0.364
0.442	0.541	(0.427)	1.055	0.269	0.849

0.584	0.836	(0.130)	1.372	0.601	1.213

(0.149)	(0.306)	(0.304)	(0.336)	(0.344)	(0.373)
(0.295)	—	(0.436)	(0.266)	(0.317)	—

(0.444)	(0.306)	(0.740)	(0.602)	(0.661)	(0.373)

$6.940	$6.800	$6.270	$7.140	$6.370	$6.430

9.07%	13.72%	(2.21%)	22.82%	10.01%	22.33%

$370,864	$307,039	$304,299	$344,628	$124,076	$49,310
0.71%	0.71%	0.70%	0.70%	0.70%	0.69%

0.75%	0.75%	0.74%	0.76%	0.82%	0.88%
4.18%	4.60%	4.38%	4.78%	5.32%	6.02%

4.14%	4.56%	4.34%	4.72%	5.20%	5.83%
91%	216%	217%	172%	147%	149%

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2015 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (July 31, 2011–July 31, 2014) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 30, 2015.

Use of Estimates – Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown as “Less expense paid indirectly.” For the six months ended Jan. 31, 2015, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$253	$139

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets from Aug. 1, 2014 through Jan. 31, 2015.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Operating expense limitation	0.69%	0.71%

*The contractual waiver period is from Nov. 28, 2014, through Nov. 30, 2015.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to the Funds under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2015, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$30,510	$15,988

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Funds. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Funds under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2015, the amount charged by DSC for each Fund was as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$135,553	$71,040

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid by the Funds.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Funds’ Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of average daily net assets from Aug. 1, 2014 through Sept. 25, 2014. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Jan. 31, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$21,381	$13,222

For the six months ended Jan. 31, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$26,380	$20,455

For the six months ended Jan. 31, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Class A	$3	$—
Class C	1,133	1,834

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Jan. 31, 2015, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Purchases other than U.S. government securities	$1,219,550,098	$586,093,091
Purchases of U.S. government securities	22,754,363	17,902,668
Sales other than U.S. government securities	1,136,065,011	572,934,854
Sales of U.S. government securities	23,160,211	19,359,825

At Jan. 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Cost of Investments	$1,262,873,561	$646,250,666

Aggregate unrealized appreciation	$56,594,427	$59,722,598
Aggregate unrealized depreciation	(13,134,713)	(4,821,091)

Net unrealized appreciation	$43,459,714	$54,901,507

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Delaware Corporate Bond Fund

	Level 1	Level 2	Total

Corporate Debt	$—	$1,236,346,353	$1,236,346,353
Municipal Bonds	—	18,527,581	18,527,581
Senior Secured Loans	—	9,738,495	9,738,495
Preferred Stock[1]	29,666,425	4,020,125	33,686,550
Short-Term Investments	—	8,034,296	8,034,296

Total	$29,666,425	$1,276,666,850	$1,306,333,275

Futures Contracts	$(570,988)	$—	$(570,988)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total

Corporate Debt	$—	$633,048,176	$633,048,176
Municipal Bonds	—	24,082,261	24,082,261
Senior Secured Loans	—	6,219,413	6,219,413
Preferred Stock[1]	16,595,156	3,407,056	20,002,212
Short-Term Investments	—	17,800,111	17,800,111

Total	$16,595,156	$684,557,017	$701,152,173

Futures Contracts	$7,113,290	$—	$7,113,290

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund

	Level 1	Level 2	Total
Preferred Stock	88.07%	11.93%	100.00%

	Delaware Extended Duration Bond Fund

	Level 1	Level 2	Total
Preferred Stock	82.97%	17.03%	100.00%

During the six months ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Six months ended 1/31/15	Year ended 7/31/14	Six months ended 1/31/15	Year ended 7/31/14

Shares sold:
Class A	15,451,550	30,075,938	8,751,294	17,412,308
Class B	—	4,739	—	—
Class C	2,500,523	3,970,810	807,549	705,219
Class R	713,321	1,928,640	1,078,713	1,580,375
Institutional Class	41,053,103	37,791,594	16,166,372	15,819,841

Shares issued upon reinvestment of dividends and distributions:
Class A	2,211,613	4,998,351	2,456,341	2,117,118
Class B	673	15,112	325	3,293
Class C	794,897	1,558,329	268,387	170,925
Class R	144,141	331,118	316,301	204,017
Institutional Class	2,319,764	3,464,059	3,181,534	2,045,263

	65,189,585	84,138,690	33,026,816	40,058,359

Shares redeemed:
Class A	(21,501,175)	(59,432,612)	(12,118,277)	(37,837,815)
Class B	(113,170)	(378,136)	(44,229)	(78,882)
Class C	(3,620,125)	(16,971,428)	(476,978)	(3,992,342)
Class R	(1,649,358)	(2,745,449)	(1,610,769)	(1,396,271)
Institutional Class	(18,773,144)	(51,383,480)	(11,047,282)	(21,223,346)

	(45,656,972)	(130,911,105)	(25,297,535)	(64,528,656)

Net increase (decrease)	19,532,613	(46,772,415)	7,729,281	(24,470,297)

For the six months ended Jan. 31, 2015 and year ended July 31, 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above, and the “Statements of changes in net assets.”

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Capital Shares (continued)

	Six months ended 1/31/15			Year ended 7/31/14
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value

Delaware Corporate Bond Fund	19,995	19,967	$120,802	19,245	19,264	$114,598
Delaware Extended Duration Bond Fund	9,053	9,042	61,397	11,551	11,534	74,200

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Jan. 31, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and the “Statements of changes in net assets.”

	Delaware Corporate Bond Fund
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
0.29	17,698	$107,787	17,724	$107,946

	Delaware Extended Duration Bond Fund
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
2,769	—	$19,135	2,781	$19,185

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Jan. 31, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Jan. 31, 2015.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

against default. At Jan. 31, 2015, the Funds posted cash as margin for futures contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities” as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$869,000	$1,190,000

During the six months ended Jan. 31, 2015, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended Jan. 31, 2015, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions, and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended Jan. 31, 2015 for each Fund were as follows:

	Delaware Corporate Bond Fund

Put Options	Number of Contracts	Premiums

Options outstanding July 31, 2014	(650,000,000)	$(2,990,000)
Options written	(54,000,000)	(491,727)
Options terminated in closing purchase transactions	704,000,000	3,481,727

Options outstanding Jan. 31, 2015	—	$—

	Delaware Extended Duration Bond Fund

Put Options	Number of Contracts	Premiums

Options outstanding July 31, 2014	—	$—
Options written	(28,500,000)	(259,523)
Options terminated in closing purchase transactions	28,500,000	259,523

Options outstanding Jan. 31, 2015	—	$—

During the six months ended Jan. 31, 2015, the Funds used option contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – Each Fund may enter into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Funds will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2015, the Funds entered into CDS contracts as a purchaser of protection, to hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at Jan. 31, 2015.

During the six months ended Jan. 31, 2015, the Funds used CDS contracts to hedge against credit events.

During the six months ended Jan. 31, 2015, the Funds had interest risk which are disclosed on the “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Funds during the six months ended Jan. 31, 2015:

		Long Derivative Volume

		Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

Futures contracts (average notional value)	USD	4,060,015	USD	108,430,814
Options contracts (average notional value)		3,753,743		1,432,160
CDS contracts (average notional value)*		4,365,920		2,298,400

		Short Derivative Volume

		Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

Futures contracts (average notional value)	USD	33,216,359	USD	—
Options contracts (average notional value)		717,663		68,968

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements, reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Jan. 31, 2015, the Funds had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

	Delaware Corporate Bond Fund

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$1,785,560	$(1,785,560)	$—	$—
Bank of Montreal	1,190,374	(1,190,374)	—	—
BNP Paribas	1,795,935	(1,795,935)	—	—

Total	$4,771,869	$(4,771,869)	$—	$—

	Delaware Extended Duration Bond Fund

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$3,983,482	$(3,983,482)	$—	$—
Bank of Montreal	2,655,655	(2,655,655)	—	—
BNP Paribas	4,006,627	(4,006,627)	—	—

Total	$10,645,764	$(10,645,764)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

During the six months ended Jan. 31, 2015, the Funds had no securities on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Credit and Market Risk (continued)

make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Jan. 31, 2015, no securities held by the Funds have been determined to be illiquid. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Investment Management Agreements

At a meeting held on Aug. 19–21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s management agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent, and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Investment Management Agreements (continued)

another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The

Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Investment Management Agreements (continued)

within the standard structure. The Board also noted that Delaware Extended Duration Bond Fund’s assets exceeded the first breakpoint level and Delaware Corporate Bond Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under each Fund’s Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments ®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Chairman of the Board	Drexel University	Chief Executive Officer	3M Corporation
Delaware Investments	Philadelphia, PA	Banco Itaú	St. Paul, MN
Family of Funds		International
Private Investor		Miami, FL	J. Richard Zecher
Rosemont, PA			Founder
Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments, included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2014 to Jan. 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratio	Expenses Paid During Period 8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$958.00	1.06%	$5.23
Class C	1,000.00	952.20	1.81%	8.91
Class R	1,000.00	956.90	1.31%	6.46
Institutional Class	1,000.00	959.20	0.81%	4.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.86	1.06%	$5.40
Class C	1,000.00	1,016.08	1.81%	9.20
Class R	1,000.00	1,018.60	1.31%	6.67
Institutional Class	1,000.00	1,021.12	0.81%	4.13

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation Delaware High-Yield Opportunities Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	88.33%
Automotive	1.18%
Banking	4.34%
Basic Industry	10.57%
Capital Goods	7.02%
Consumer Cyclical	3.94%
Consumer Non-Cyclical	4.16%
Energy	9.27%
Financials	1.17%
Healthcare	6.84%
Insurance	2.33%
Media	13.63%
Services	6.43%
Technology & Electronics	4.03%
Telecommunications	9.24%
Utilities	4.18%

Senior Secured Loans	5.76%

Common Stock	0.00%

Preferred Stock	1.81%

Short-Term Investments	1.68%

Total Value of Securities	97.58%

Receivables and Other Assets Net of Liabilities	2.42%

Total Net Assets	100.00%

3

Schedule of investments Delaware High-Yield Opportunities Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 88.33%

Automotive – 1.18%
International Automotive Components Group 144A 9.125% 6/1/18 #	2,568,000	$2,670,720
Meritor
6.25% 2/15/24	1,025,000	1,042,937
6.75% 6/15/21	1,780,000	1,855,650
Tupy Overseas 144A 6.625% 7/17/24 #	1,225,000	1,130,063

		6,699,370

Banking – 4.34%
Bank of America 6.50% 10/23/49 •	3,145,000	3,301,266
Barclays Bank 7.625% 11/21/22	3,065,000	3,425,137
Credit Suisse Group 144A 7.50% 12/11/49 #•	3,010,000	3,168,729
HSBC Holdings 6.375% 12/29/49 •	3,160,000	3,244,562
JPMorgan Chase 6.75% 1/29/49 •	2,790,000	2,998,377
Lloyds Banking Group 7.50% 4/30/49 •	3,210,000	3,290,250
Popular 7.00% 7/1/19	5,203,000	5,261,534

		24,689,855

Basic Industry – 10.57%
AK Steel
7.625% 5/15/20	2,192,000	1,901,560
7.625% 10/1/21	1,040,000	876,200
ArcelorMittal 6.125% 6/1/18	2,050,000	2,183,250
Builders FirstSource 144A 7.625% 6/1/21 #	2,796,000	2,823,960
Cemex 144A 7.25% 1/15/21 #	3,835,000	3,969,225
Constellium 144A 8.00% 1/15/23 #	515,000	512,425
CPG Merger Sub 144A 8.00% 10/1/21 #	2,930,000	2,995,925
First Quantum Minerals
144A 6.75% 2/15/20 #	910,000	778,050
144A 7.00% 2/15/21 #	1,560,000	1,314,300
144A 7.25% 5/15/22 #	740,000	619,750
FMG Resources August 2006
144A 6.00% 4/1/17 #	1,355,000	1,325,359
144A 6.875% 4/1/22 #	1,949,000	1,537,274
144A 8.25% 11/1/19 #	1,325,000	1,180,906
Grace (W.R.)
144A 5.125% 10/1/21 #	1,160,000	1,209,300
144A 5.625% 10/1/24 #	1,160,000	1,248,450
Hardwoods Acquisition 144A 7.50% 8/1/21 #	2,015,000	1,964,625
HD Supply 11.50% 7/15/20	2,775,000	3,177,375
INEOS Group Holdings 144A 6.125% 8/15/18 #	535,000	520,287
Kissner Milling 144A 7.25% 6/1/19 #	2,060,000	2,070,300
LSB Industries 7.75% 8/1/19	2,310,000	2,390,850
Lundin Mining 144A 7.875% 11/1/22 #	3,010,000	2,987,425

4

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
NCI Building Systems 144A 8.25% 1/15/23 #	1,445,000	$1,477,513
New Gold 144A 6.25% 11/15/22 #	2,135,000	2,118,987
Nortek 8.50% 4/15/21	2,085,000	2,225,737
NOVA Chemicals 144A 5.00% 5/1/25 #	1,720,000	1,788,800
Polymer Group 144A 6.875% 6/1/19 #	3,485,000	3,341,244
Rayonier AM Products 144A 5.50% 6/1/24 #	1,535,000	1,316,263
Ryerson
9.00% 10/15/17	1,897,000	1,934,940
11.25% 10/15/18	522,000	553,320
Sappi Papier Holding 144A 6.625% 4/15/21 #	200,000	206,000
Steel Dynamics 144A 5.50% 10/1/24 #	1,830,000	1,871,175
TPC Group 144A 8.75% 12/15/20 #	3,665,000	3,362,638
Wise Metals Group 144A 8.75% 12/15/18 #	1,325,000	1,416,094
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	895,000	952,056

		60,151,563

Capital Goods – 7.02%
Accudyne Industries 144A 7.75% 12/15/20 #	3,530,000	3,221,125
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	2,625,000	2,474,063
BWAY Holding 144A 9.125% 8/15/21 #	5,015,000	5,033,806
Consolidated Container 144A 10.125% 7/15/20 #	2,624,000	2,269,760
Gardner Denver 144A 6.875% 8/15/21 #	3,140,000	3,014,400
Gates Global 144A 6.00% 7/15/22 #	4,560,000	4,297,800
KLX 144A 5.875% 12/1/22 #	2,490,000	2,465,100
Milacron 144A 7.75% 2/15/21 #	2,930,000	3,010,575
Plastipak Holdings 144A 6.50% 10/1/21 #	3,210,000	3,218,025
Reynolds Group Issuer 8.25% 2/15/21	3,190,000	3,257,787
Signode Industrial Group 144A 6.375% 5/1/22 #	2,845,000	2,716,975
TransDigm
6.00% 7/15/22	2,840,000	2,847,100
6.50% 7/15/24	2,085,000	2,121,488

		39,948,004

Consumer Cyclical – 3.94%
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T	2,115,000	1,792,463
DBP Holding 144A 7.75% 10/15/20 #	1,989,000	1,720,485
Landry’s 144A 9.375% 5/1/20 #	5,521,000	5,962,680
Michaels Stores 144A 5.875% 12/15/20 #	2,375,000	2,416,563
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,480,000	1,428,200
P.F. Chang’s China Bistro 144A 10.25% 6/30/20 #	2,077,000	2,082,193
Pantry 8.375% 8/1/20	2,806,000	3,086,600
Party City Holdings 8.875% 8/1/20	2,133,000	2,314,305
PC Nextco Holdings 8.75% 8/15/19	1,580,000	1,611,600

		22,415,089

5

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical – 4.16%
Cott Beverages 144A 6.75% 1/1/20 #	3,550,000	$3,514,500
Darling Ingredients 5.375% 1/15/22	1,130,000	1,131,413
DS Services of America 144A 10.00% 9/1/21 #	1,985,000	2,290,194
JBS Investments 144A 7.75% 10/28/20 #	3,602,000	3,726,989
Omnicare 5.00% 12/1/24	1,640,000	1,713,800
Prestige Brands 144A 5.375% 12/15/21 #	2,076,000	2,039,670
Spectrum Brands
144A 6.125% 12/15/24 #	3,485,000	3,650,537
6.625% 11/15/22	2,205,000	2,364,863
SUPERVALU 7.75% 11/15/22	3,130,000	3,247,375

		23,679,341

Energy – 9.27%
Baytex Energy 144A 5.625% 6/1/24 #	2,840,000	2,445,950
California Resources
144A 5.50% 9/15/21 #	2,715,000	2,294,175
144A 6.00% 11/15/24 #	1,465,000	1,199,469
Calumet Specialty Products Partners 7.625% 1/15/22	4,110,000	3,760,650
Chaparral Energy
7.625% 11/15/22	1,865,000	1,100,350
8.25% 9/1/21	1,209,000	713,310
CHC Helicopter 9.375% 6/1/21	1,909,700	1,441,823
Chesapeake Energy 4.875% 4/15/22	3,440,000	3,409,900
Compressco Partners 144A 7.25% 8/15/22 #	3,200,000	2,688,000
Energy Transfer Equity 5.875% 1/15/24	1,400,000	1,459,780
Exterran Partners 6.00% 4/1/21	1,340,000	1,152,400
Genesis Energy 5.75% 2/15/21	895,000	848,013
Halcon Resources 9.75% 7/15/20	3,575,000	2,404,187
Laredo Petroleum
5.625% 1/15/22	2,560,000	2,278,400
7.375% 5/1/22	678,000	652,575
Linn Energy 6.25% 11/1/19	2,460,000	1,888,050
Murphy Oil USA 6.00% 8/15/23	2,875,000	3,054,687
Northern Oil & Gas 8.00% 6/1/20	2,785,000	2,422,950
NuStar Logistics 6.75% 2/1/21	1,970,000	2,078,527
Oasis Petroleum 6.875% 3/15/22	3,485,000	3,225,803
Ocean Rig UDW 144A 7.25% 4/1/19 #	4,510,000	2,976,600
PDC Energy 7.75% 10/15/22	1,737,000	1,684,890
Pioneer Energy Services 6.125% 3/15/22	3,085,000	2,182,637
Regency Energy Partners 5.875% 3/1/22	3,050,000	3,355,000
Targa Resources Partners 5.25% 5/1/23	2,045,000	2,045,000

		52,763,126

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials – 1.17%
Consolidated Energy Finance 144A 6.75% 10/15/19 #	3,228,000	$3,115,020
E*Trade Financial 5.375% 11/15/22	1,895,000	1,994,487
Infinity Acquisition 144A 7.25% 8/1/22 #	1,720,000	1,552,300

		6,661,807

Healthcare – 6.84%
Amsurg 144A 5.625% 7/15/22 #	1,680,000	1,745,100
Community Health Systems
6.875% 2/1/22	4,435,000	4,732,699
7.125% 7/15/20	695,000	741,044
8.00% 11/15/19	184,000	196,420
Crimson Merger Sub 144A 6.625% 5/15/22 #	960,000	831,600
DaVita HealthCare Partners 5.125% 7/15/24	3,510,000	3,614,159
HCA 5.375% 2/1/25	2,520,000	2,601,900
HealthSouth 5.75% 11/1/24	1,285,000	1,333,187
Immucor 11.125% 8/15/19	2,185,000	2,359,800
Kinetic Concepts
10.50% 11/1/18	2,081,000	2,289,100
12.50% 11/1/19	1,400,000	1,554,000
Mallinckrodt International Finance 4.75% 4/15/23	1,685,000	1,604,963
Par Pharmaceutical 7.375% 10/15/20	6,041,000	6,388,357
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	1,890,000	2,017,575
Tenet Healthcare
144A 5.00% 3/1/19 #	1,265,000	1,271,325
6.00% 10/1/20	1,435,000	1,556,975
8.125% 4/1/22	1,825,000	2,062,250
Valeant Pharmaceuticals International 144A 5.50% 3/1/23 #	1,960,000	2,018,800

		38,919,254

Insurance – 2.33%
American International Group 8.175% 5/15/58 •	2,170,000	2,983,750
HUB International 144A 7.875% 10/1/21 #	3,065,000	3,072,663
USI 144A 7.75% 1/15/21 #	3,120,000	3,061,500
XL Group 6.50% 10/29/49 •	4,597,000	4,148,793

		13,266,706

Media – 13.63%
Altice
144A 7.625% 2/15/25 #	1,400,000	1,400,000
144A 7.75% 5/15/22 #	3,540,000	3,672,750
Altice Financing 144A 6.625% 2/15/23 #	2,770,000	2,856,563
CCOH Safari
5.50% 12/1/22	1,040,000	1,056,900
5.75% 12/1/24	3,350,000	3,404,437

7

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Columbus International 144A 7.375% 3/30/21 #	4,715,000	$4,868,237
CSC Holdings 144A 5.25% 6/1/24 #	3,770,000	3,793,563
DISH DBS 144A 5.875% 11/15/24 #	2,110,000	2,125,825
Equinix
5.375% 1/1/22	1,090,000	1,133,600
5.75% 1/1/25	1,895,000	1,980,275
Gannett 144A 5.50% 9/15/24 #	2,050,000	2,075,625
Gray Television 7.50% 10/1/20	4,565,000	4,713,363
iHeartCommunications 9.00% 9/15/22	7,755,000	7,541,737
LIN Television 144A 5.875% 11/15/22 #	3,535,000	3,561,513
MDC Partners 144A 6.75% 4/1/20 #	3,300,000	3,456,750
Nexstar Broadcasting 144A 6.125% 2/15/22 #	2,740,000	2,753,700
Numericable
144A 6.00% 5/15/22 #	3,435,000	3,517,955
144A 6.25% 5/15/24 #	685,000	709,831
Outfront Media Capital 144A 5.875% 3/15/25 #	1,930,000	2,002,375
RCN Telecom Services 144A 8.50% 8/15/20 #	2,210,000	2,356,413
Sinclair Television Group 144A 5.625% 8/1/24 #	4,650,000	4,615,125
Unitymedia KabelBW 144A 6.125% 1/15/25 #	3,410,000	3,597,550
Virgin Media Finance
144A 5.75% 1/15/25 #	260,000	269,750
144A 6.00% 10/15/24 #	740,000	781,625
144A 6.375% 4/15/23 #	3,485,000	3,728,950
VTR Finance 144A 6.875% 1/15/24 #	4,740,000	4,763,937
Ziggo Bond Finance 144A 5.875% 1/15/25 #	835,000	853,788

		77,592,137

Services – 6.43%
AECOM Technology
144A 5.75% 10/15/22 #	1,155,000	1,211,306
144A 5.875% 10/15/24 #	1,410,000	1,475,213
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	270,000	265,950
144A 10.75% 10/15/19 #	4,807,000	3,701,390
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	1,950,000	1,667,250
Covanta Holding 5.875% 3/1/24	3,310,000	3,421,713
Geo Group
5.125% 4/1/23	1,145,000	1,145,000
5.875% 10/15/24	1,945,000	2,013,075
Mattamy Group 144A 6.50% 11/15/20 #	3,860,000	3,773,150
MGM Resorts International 6.00% 3/15/23	4,080,000	4,141,200
Navios South American Logistics 144A 7.25% 5/1/22 #	2,975,000	2,852,281

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services (continued)
Pinnacle Entertainment
6.375% 8/1/21	1,310,000	$1,349,300
7.75% 4/1/22	1,535,000	1,615,587
United Rentals North America 5.75% 11/15/24	3,225,000	3,289,500
Watco 144A 6.375% 4/1/23 #	1,485,000	1,492,425
West 144A 5.375% 7/15/22 #	3,355,000	3,220,800

		36,635,140

Technology & Electronics – 4.03%
BMC Software Finance 144A 8.125% 7/15/21 #	596,000	523,735
CDW 5.50% 12/1/24	1,472,000	1,486,720
CommScope 144A 5.50% 6/15/24 #	3,280,000	3,185,700
Entegris 144A 6.00% 4/1/22 #	3,280,000	3,329,200
First Data
11.25% 1/15/21	1,629,000	1,848,915
11.75% 8/15/21	4,466,750	5,164,680
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	4,110,000	4,151,100
Micron Technology 144A 5.25% 8/1/23 #	1,910,000	1,915,969
Viasystems 144A 7.875% 5/1/19 #	1,284,000	1,362,645

		22,968,664

Telecommunications – 9.24%
CenturyLink 6.75% 12/1/23	1,790,000	2,004,800
Cogent Communications Finance 144A 5.625% 4/15/21 #	2,980,000	2,920,400
Digicel Group
144A 7.125% 4/1/22 #	1,465,000	1,330,879
144A 8.25% 9/30/20 #	5,890,000	5,760,420
Hughes Satellite Systems 7.625% 6/15/21	2,464,000	2,691,920
Intelsat Luxembourg
7.75% 6/1/21	465,000	462,675
8.125% 6/1/23	8,070,000	8,191,050
Level 3 Communications 144A 5.75% 12/1/22 #	2,710,000	2,743,875
Level 3 Financing 144A 5.375% 8/15/22 #	1,905,000	1,938,337
Sprint
7.125% 6/15/24	3,185,000	3,113,338
7.25% 9/15/21	3,320,000	3,331,620
7.875% 9/15/23	2,010,000	2,047,687
T-Mobile USA
6.00% 3/1/23	1,105,000	1,132,625
6.125% 1/15/22	925,000	955,063
6.25% 4/1/21	1,420,000	1,471,475
6.375% 3/1/25	1,925,000	1,963,500
Wind Acquisition Finance 144A 4.75% 7/15/20 #	1,515,000	1,480,913

9

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Wind Acquisition Finance 144A 7.375% 4/23/21 #	2,900,000	$2,820,250
Windstream
7.50% 6/1/22	1,613,000	1,615,016
7.75% 10/1/21	1,800,000	1,836,000
Zayo Group 144A 6.00% 4/1/23 #	2,775,000	2,802,750

		52,614,593

Utilities – 4.18%
Abengoa Yield 144A 7.00% 11/15/19 #	2,945,000	3,003,900
AES Gener 144A 8.375% 12/18/73 #•	1,317,000	1,428,945
Calpine
5.375% 1/15/23	2,705,000	2,745,575
5.50% 2/1/24	1,090,000	1,092,725
DPL
144A 6.75% 10/1/19 #	1,280,000	1,312,000
7.25% 10/15/21	990,000	1,014,440
Dynegy 5.875% 6/1/23	1,800,000	1,719,000
Dynegy Finance I
144A 6.75% 11/1/19 #	960,000	987,600
144A 7.375% 11/1/22 #	1,505,000	1,555,794
144A 7.625% 11/1/24 #	3,290,000	3,392,813
Enel 144A 8.75% 9/24/73 #•	2,793,000	3,322,972
GenOn Energy 9.875% 10/15/20	2,268,000	2,211,300

		23,787,064

Total Corporate Bonds (cost $510,997,088)		502,791,713

Senior Secured Loans – 5.76%«

Applied Systems 2nd Lien 7.50% 1/23/22	2,745,349	2,714,464
Ashland Water 2nd Lien 7.75% 7/31/22	1,200,000	1,164,000
Atkore International 2nd Lien 7.75% 10/9/21	1,172,000	1,148,560
Azure Midstream Tranche B 6.50% 11/15/18	684,259	612,412
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,250,000	2,216,718
Borgata Tranche B 1st Lien 6.75% 8/15/18	2,099,218	2,097,119
Clear Channel Communications Tranche B 3.65% 1/29/16	1,529,000	1,511,117
Clear Channel Communications Tranche D 6.75% 1/30/19	1,695,000	1,584,118
Flint Group 2nd Lien 8.25% 4/8/22	3,470,000	3,313,850
Gentiva Health Services Tranche B 6.50% 10/18/19	2,400,750	2,403,376
Hostess Brands 1st Lien 6.75% 3/20/20	3,245,475	3,314,441
Mauser Holdings 2nd Lien 8.25% 7/31/22	3,510,000	3,422,250
Moxie Liberty Tranche B 7.50% 8/21/20	1,695,000	1,678,050
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	1,675,000	1,681,281

10

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Otterbox Tranche B 5.75% 6/3/20	563,203	$557,570
Panda Stonewall Tranche B 6.50% 11/13/21	1,715,000	1,737,509
Rite Aid 2nd Lien 5.75% 8/21/20	1,586,000	1,594,591

Total Senior Secured Loans (cost $33,344,934)		32,751,426

	Number of
	Shares

Common Stock – 0.00%

Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

Preferred Stock – 1.81%

Ally Financial 144A 7.00% #	6,500	6,532,703
GMAC Capital Trust I 8.125% •	73,000	1,919,900
Regions Financial 6.375%	72,000	1,825,920

Total Preferred Stock (cost $8,641,686)		10,278,523

	Principal amount°

Short-Term Investments – 1.68%

Repurchase Agreements – 1.68%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $3,582,329 (collateralized by U.S. government obligations 0.000%–7.875% 2/26/15–8/15/40; market value $3,653,967)	3,582,320	3,582,320
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $2,388,223 (collateralized by U.S. government obligations 0.75%–3.875% 6/30/16–8/15/40; market value $2,435,979)	2,388,214	2,388,214
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $3,603,151 (collateralized by U.S. government obligations 0.000%–2.125% 7/31/16–5/15/29; market value $3,675,196)	3,603,133	3,603,133

Total Short-Term Investments (cost $9,573,667)		9,573,667

Total Value of Securities – 97.58% (cost $562,686,037)		$555,395,329

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $279,738,513, which represents 49.15% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
T	100% of the income received was in the form of additional cash.

11

Schedule of investments Delaware High-Yield Opportunities Fund

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

•	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

PIK – Pay in kind bond.

See accompanying notes, which are an integral part of the financial statements.

12

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Statement of assets and liabilities Delaware High-Yield Opportunities Fund	January 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$545,821,662
Short-term investments, at value[2]	9,573,667
Cash	2,961,982
Receivable for securities sold	16,504,997
Dividends and interest receivable	9,963,410
Receivable for fund shares sold	1,962,010

Total assets	586,787,728

Liabilities:
Payable for securities purchased	14,046,983
Payable for fund shares redeemed	1,972,435
Distribution payable	896,433
Investment management fees payable	259,228
Other accrued expenses	239,851
Distribution fees payable to affiliates	127,629
Other affiliates payable	49,180
Trustees’ fees and expenses payable	2,105

Total liabilities	17,593,844

Total Net Assets	$569,193,884

Net Assets Consist of:
Paid-in capital	$618,900,332
Distributions in excess of net investment income	(24,013)
Accumulated net realized loss on investments	(42,391,727)
Net unrealized depreciation of investments	(7,290,708)

Total Net Assets	$569,193,884

14

Net Asset Value
Class A:
Net assets	$263,875,074
Shares of beneficial interest outstanding, unlimited authorization, no par	65,652,076
Net asset value per share	$4.02
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$4.21

Class C:
Net assets	$74,799,772
Shares of beneficial interest outstanding, unlimited authorization, no par	18,586,332
Net asset value per share	$4.02

Class R:
Net assets	$14,117,132
Shares of beneficial interest outstanding, unlimited authorization, no par	3,501,130
Net asset value per share	$4.03

Institutional Class:
Net assets	$216,401,906
Shares of beneficial interest outstanding, unlimited authorization, no par	53,847,870
Net asset value per share	$4.02

[1] Investments, at cost	$553,112,370
[2] Short-term investments, at cost	9,573,667

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations Delaware High-Yield Opportunities Fund	Six months ended January 31, 2015 (Unaudited)

Investment Income:
Interest	$21,066,050
Dividends	565,832

21,631,882

Expenses:
Management fees	2,036,153
Distribution expenses – Class A	377,683
Distribution expenses – Class B	2,119
Distribution expenses – Class C	419,232
Distribution expenses – Class R	37,800
Dividend disbursing and transfer agent fees and expenses	421,253
Accounting and administration expenses	103,981
Reports and statements to shareholders	82,187
Registration fees	50,844
Legal fees	36,774
Audit and tax	19,808
Custodian fees	15,545
Trustees’ fees and expenses	14,591
Other	19,321

3,637,291
Less expenses waived or absorbed	(216,559)
Less waived distribution expenses – Class B	(1,609)
Less expense paid indirectly	(169)

Total operating expenses	3,418,954

Net Investment Income	18,212,928

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(19,172,372)
Foreign currencies	180
Futures contracts	(220,643)
Swap contracts	(913,380)

Net realized loss	(20,306,215)

Net change in unrealized appreciation (depreciation) of:
Investments	(25,460,020)
Futures contracts	(159,523)

Net change in unrealized appreciation (depreciation)	(25,619,543)

Net Realized and Unrealized Loss	(45,925,758)

Net Decrease in Net Assets Resulting from Operations	$(27,712,830)

See accompanying notes, which are an integral part of the financial statements.

16

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Statements of changes in net assets Delaware High-Yield Opportunities Fund

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,212,928	$36,348,507
Net realized gain (loss)	(20,306,215)	24,478,312
Net change in unrealized appreciation (depreciation)	(25,619,543)	(6,186,567)

Net increase (decrease) in net assets resulting from operations	(27,712,830)	54,640,252

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,690,174)	(19,186,735)
Class B	(11,663)	(116,680)
Class C	(2,080,540)	(4,447,360)
Class R	(412,646)	(940,613)
Institutional Class	(6,994,423)	(13,367,446)

Net realized gain:
Class A	(4,128,685)	—
Class C	(1,125,756)	—
Class R	(200,283)	—
Institutional Class	(3,279,926)	—

	(26,924,096)	(38,058,834)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,973,457	64,495,340
Class B	—	141,341
Class C	2,696,601	19,163,904
Class R	2,654,170	8,377,323
Institutional Class	46,661,668	121,384,209

18

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$11,441,265	$16,872,329
Class B	10,535	101,244
Class C	2,903,725	3,902,900
Class R	612,243	943,364
Institutional Class	9,795,853	12,444,422

	109,749,517	247,826,376

Cost of shares redeemed:
Class A	(81,780,397)	(91,212,111)
Class B	(1,327,550)	(1,837,699)
Class C	(12,824,874)	(21,717,606)
Class R	(4,482,288)	(9,678,702)
Institutional Class	(52,606,645)	(106,622,211)

	(153,021,754)	(231,068,329)

Increase (decrease) in net assets derived from capital share transactions	(43,272,237)	16,758,047

Net Increase (Decrease) in Net Assets	(97,909,163)	33,339,465

Net Assets:
Beginning of period	667,103,047	633,763,582

End of period	$569,193,884	$667,103,047

Distributions in excess of net investment income	$(24,013)	$(47,495)

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$4.380	$4.270	$4.110	$4.200	$3.980	$3.560

0.122	0.238	0.271	0.308	0.315	0.356
(0.302)	0.121	0.173	(0.090)	0.231	0.412

(0.180)	0.359	0.444	0.218	0.546	0.768

(0.122)	(0.249)	(0.284)	(0.308)	(0.326)	(0.348)
(0.058)	—	—	—	—	—

(0.180)	(0.249)	(0.284)	(0.308)	(0.326)	(0.348)

$4.020	$4.380	$4.270	$4.110	$4.200	$3.980

(4.20% )	8.59%	11.02%	5.73%	14.11%	22.30%

$263,875	$327,088	$328,534	$311,859	$306,304	$335,684
1.06%	1.07%	1.11%	1.11%	1.11%	1.11%
1.13%	1.12%	1.16%	1.18%	1.20%	1.25%
5.73%	5.46%	6.33%	7.71%	7.60%	9.25%
5.66%	5.41%	6.28%	7.64%	7.51%	9.11%
42%	105%	88%	61%	115%	141%

21

Financial highlights Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$4.390	$4.280	$4.120	$4.200	$3.990	$3.560

0.106	0.206	0.241	0.280	0.287	0.329
(0.312)	0.121	0.173	(0.080)	0.221	0.422

(0.206)	0.327	0.414	0.200	0.508	0.751

(0.106)	(0.217)	(0.254)	(0.280)	(0.298)	(0.321)
(0.058)	—	—	—	—	—

(0.164)	(0.217)	(0.254)	(0.280)	(0.298)	(0.321)

$4.020	$4.390	$4.280	$4.120	$4.200	$3.990

(4.78% )	7.79%	10.23%	5.24%	13.04%	21.75%

$74,800	$89,127	$85,574	$65,771	$53,151	$36,060
1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
1.88%	1.86%	1.86%	1.88%	1.90%	1.95%
4.98%	4.72%	5.63%	7.01%	6.90%	8.55%
4.91%	4.67%	5.58%	6.94%	6.81%	8.41%
42%	105%	88%	61%	115%	141%

23

Financial highlights Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$4.390	$4.290	$4.120	$4.210	$3.990	$3.570

0.117	0.228	0.263	0.301	0.308	0.349
(0.302)	0.111	0.183	(0.090)	0.231	0.412

(0.185)	0.339	0.446	0.211	0.539	0.761

(0.117)	(0.239)	(0.276)	(0.301)	(0.319)	(0.341)
(0.058)	—	—	—	—	—

(0.175)	(0.239)	(0.276)	(0.301)	(0.319)	(0.341)

$4.030	$4.390	$4.290	$4.120	$4.210	$3.990

(4.31% )	8.08%	11.05%	5.51%	13.87%	22.01%

$14,117	$16,580	$16,506	$14,637	$19,046	$14,708
1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
1.38%	1.38%	1.46%	1.48%	1.50%	1.55%
5.48%	5.22%	6.13%	7.51%	7.40%	9.05%
5.41%	5.15%	5.98%	7.34%	7.21%	8.81%
42%	105%	88%	61%	115%	141%

25

Financial highlights Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/15[1]	Year ended
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
$4.380	$4.270	$4.110	$4.200	$3.980	$3.560

0.127	0.249	0.284	0.320	0.328	0.367
(0.302)	0.121	0.173	(0.090)	0.231	0.412

(0.175)	0.370	0.457	0.230	0.559	0.779

(0.127)	(0.260)	(0.297)	(0.320)	(0.339)	(0.359)
(0.058)	—	—	—	—	—

(0.185)	(0.260)	(0.297)	(0.320)	(0.339)	(0.359)

$4.020	$4.380	$4.270	$4.110	$4.200	$3.980

(4.08% )	8.87%	11.34%	6.03%	14.45%	22.65%

$216,402	$232,971	$200,282	$185,843	$122,855	$59,831
0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
0.88%	0.86%	0.86%	0.88%	0.90%	0.95%
5.99%	5.72%	6.63%	8.01%	7.90%	9.55%
5.92%	5.67%	6.58%	7.94%	7.81%	9.41%
42%	105%	88%	61%	115%	141%

27

Notes to financial statements Delaware High-Yield Opportunities Fund	January 31, 2015 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

28

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2011–July 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 30, 2015.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included under “Net realized and unrealized gain or loss on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

29

Notes to financial statements Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized and accreted to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” and with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2015, the Fund earned $169 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.80% of average daily net assets of the Fund from Nov. 28, 2014 through Jan 31, 2015.* Prior to Nov. 28, 2014, DMC had contractually agreed to waive 0.81% of average daily net assets of the Fund. This waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

30

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2015, the Fund was charged $15,152 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2015, the Fund was charged $67,340 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of the Class R shares. The Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of the average daily net assets from Aug. 1, 2014 through Sept 25, 2014. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2015, the Fund was charged $8,720 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

31

Notes to financial statements Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended Jan. 31, 2015, DDLP earned $14,074 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2015, DDLP received gross CDSC commissions of $349 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*	The contractual waiver period is Nov. 28, 2014 through Nov. 30, 2015.

3. Investments

For the six months ended Jan. 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$254,224,528
Sales	300,465,528

At Jan. 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$562,686,037

Aggregate unrealized appreciation	$11,588,077
Aggregate unrealized depreciation	(18,878,785)

Net unrealized depreciation	$(7,290,708)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $23,598,496 was utilized in 2014. Capital loss carryforwards remaining at July 31, 2014, will expire as follows: $12,721,923 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current

32

market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

33

Notes to financial statements Delaware High-Yield Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$502,791,713	$—	$502,791,713
Senior Secured Loans	—	32,751,426	—	32,751,426
Common Stock	—	—	—	—
Preferred Stock[1]	3,745,820	6,532,703	—	10,278,523
Short-Term Investments	—	9,573,667	—	9,573,667

Total	$3,745,820	$551,649,509	$—	$555,395,329

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	36.44%	63.56%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in the table.

During the six months ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

34

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/15	7/31/14
Shares sold:
Class A	7,916,338	14,869,852
Class B	—	33,151
Class C	633,966	4,409,653
Class R	630,569	1,918,422
Institutional Class	10,968,684	27,875,764

Shares issued upon reinvestment of dividends and distributions:
Class A	2,728,602	3,872,568
Class B	2,400	23,306
Class C	692,500	894,654
Class R	145,649	215,954
Institutional Class	2,337,881	2,855,148

	26,056,589	56,968,472

Shares redeemed:
Class A	(19,676,358)	(20,954,399)
Class B	(307,835)	(422,589)
Class C	(3,064,645)	(4,983,086)
Class R	(1,048,706)	(2,212,101)
Institutional Class	(12,660,128)	(24,406,146)

	(36,757,672)	(52,978,321)

Net increase (decrease)	(10,701,083)	3,990,151

For the six months ended Jan. 31, 2015 and the year ended July 31, 2014, 72,252 Class B shares were converted to 72,109 Class A shares valued at $311,512 and 124,981 Class B shares were converted to 125,186 Class A shares valued at $546,648, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each

35

Notes to financial statements Delaware High-Yield Opportunities Fund

5. Line of Credit (continued)

participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of Jan. 31, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at Jan. 31, 2015.

During the six months ended Jan. 31, 2015, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least

36

BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended Jan. 31, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. For the six months ended Jan. 31, 2015, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2015, the Fund used CDS contracts to hedge against credit events.

No CDS contracts were outstanding at Jan. 31, 2015.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

37

Notes to financial statements Delaware High-Yield Opportunities Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2015 was as follows:

	Futures Contracts	Net Realized Loss on: Swap Contracts	Total
Interest rate contracts	$(220,643)	$—	$(220,643)
Credit contracts	—	(913,380)	(913,380)

Total	$(220,643)	$(913,380)	$(1,134,023)

	Net Change in Unrealized Appreciation
	(Depreciation) of:
	Futures
	Contracts	Total
Interest rate contracts	$(159,523)	$(159,523)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2015.

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	$ —	$16,013,554
CDS contracts (average notional value)*	3,554,480	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the

38

ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At Jan. 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$3,582,320	$(3,582,320)	$—	$—
Bank of Montreal	2,388,214	(2,388,214)	—	—
BNP Paribas	3,603,133	(3,603,133)	—	—

Total	$9,573,667	$(9,573,667)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in

39

Notes to financial statements Delaware High-Yield Opportunities Fund

8. Securities Lending (continued)

U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2015, the Fund had no securities on loan.

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB-by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

40

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2015, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

41

Other Fund information (Unaudited) Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment management agreement

At a meeting held on Aug. 19–21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s management agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations

Nature, extent, and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware

42

Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place

43

Other Fund information (Unaudited) Delaware High-Yield Opportunities Fund

through November 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

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About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Secasa Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

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Semiannual report

Fixed income mutual fund

Delaware Diversified Floating Rate Fund

January 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2014 to Jan. 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2014 to January 31, 2015 (Unaudited)

Delaware Diversified Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratio	Expenses Paid During Period 8/1/14 to 1/31/15*
Actual Fund return†
Class A	$1,000.00	$987.10	0.95%	$4.76
Class C	1,000.00	983.40	1.70%	8.50
Class R	1,000.00	985.90	1.20%	6.01
Institutional Class	1,000.00	988.40	0.70%	3.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Class C	1,000.00	1,016.64	1.70%	8.64
Class R	1,000.00	1,019.16	1.20%	6.11
Institutional Class	1,000.00	1,021.68	0.70%	3.57

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware Diversified Floating Rate Fund	As of January 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.18%
Agency Mortgage-Backed Security	0.00%
Convertible Bonds	1.03%
Corporate Bonds	55.89%
Banking	11.98%
Basic Industry	1.93%
Brokerage	0.55%
Capital Goods	2.22%
Communications	5.69%
Consumer Cyclical	5.76%
Consumer Non-Cyclical	5.29%
Electric	3.96%
Energy	4.38%
Finance Companies	1.59%
Insurance	2.23%
Natural Gas	2.39%
Real Estate	1.24%
Technology	4.52%
Transportation	1.85%
Utilities	0.31%
Municipal Bonds	2.52%
Non-Agency Asset-Backed Securities	8.03%
Non-Agency Collateralized Mortgage Obligations	0.54%
Senior Secured Loans	31.61%
Sovereign Bonds	0.17%
Convertible Preferred Stock	0.18%
Preferred Stock	0.34%
Short-Term Investments	0.38%
Total Value of Securities	100.87%
Liabilities Net of Receivables and Other Assets	(0.87%)
Total Net Assets	100.00%

3

Schedule of investments
Delaware Diversified Floating Rate Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 0.18%

Fannie Mae REMICs
Series 2004-36 FA 0.568% 5/25/34 —	54,154	$54,422
Series 2005-66 FD 0.468% 7/25/35 —	64,085	64,195
Series 2005-106 QF 0.678% 12/25/35 —	364,147	367,287
Series 2006-105 FB 0.588% 11/25/36 —	41,574	41,843
Series 2007-109 NF 0.718% 12/25/37 —	28,058	28,384
Freddie Mac REMICs
Series 3067 FA 0.517% 11/15/35 —	108,359	108,716
Series 3239 EF 0.517% 11/15/36 —	89,027	89,331
Series 3241 FM 0.547% 11/15/36 —	9,533	9,593
Series 3780 LF 0.567% 3/15/29 —	14,714	14,734

Total Agency Collateralized Mortgage Obligations (cost $770,754)		778,505

Agency Mortgage-Backed Security – 0.00%

Freddie Mac ARM
2.375% 2/1/35 —	17,077	18,283

Total Agency Mortgage-Backed Security (cost $18,038)		18,283

Convertible Bonds – 1.03%

Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	53,000	54,789
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	341,000	358,476
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	352,000	336,380
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38 2.50% exercise price $47.77, expiration date 5/15/37	83,000 51,000	77,449 49,725
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	37,000	44,307
Energy XXI 3.00% exercise price $40.40, expiration date 12/13/18	350,000	108,500
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 f	432,000	274,590
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	22,000	101,310
Jefferies Group 3.875% exercise price $45.06, expiration date 10/31/29	544,000	561,680
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	204,000	212,925
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	13,000	51,813
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	330,000	327,319

4

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	$251,875
RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	142,000	131,794
SanDisk 1.50% exercise price $51.36, expiration date 8/11/17	289,000	449,214
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	98,000	71,050
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #	127,000	125,889
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	208,000	140,530
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	397,000	425,038
VeriSign 4.086% exercise price $34.37, expiration date 8/15/37	239,000	395,097

Total Convertible Bonds (cost $4,853,769)		4,549,750

Corporate Bonds – 55.89%

Banking – 11.98%
Australia & New Zealand Banking Group 144A
0.632% 1/10/17 #—	2,250,000	2,254,482
Bank of America
0.513% 10/14/16 —	575,000	573,612
0.703% 11/14/16 —	3,400,000	3,402,088
1.293% 1/15/19 —	2,450,000	2,473,103
Bank of New York Mellon 0.719% 9/11/19 —	2,600,000	2,588,791
Barclays Bank 7.625% 11/21/22	400,000	447,000
BB&T 1.101% 6/15/18 —	2,086,000	2,109,215
BBVA Banco Continental 144A 5.00% 8/26/22 #	270,000	287,550
BBVA Bancomer
144A 6.50% 3/10/21 #	395,000	439,833
144A 7.25% 4/22/20 #	100,000	112,990
Branch Banking & Trust
0.533% 5/23/17 —	1,405,000	1,398,214
0.561% 9/13/16 —	775,000	771,522
CoBank 144A 0.841% 6/15/22 #—	75,000	71,225
Credit Suisse 144A 6.50% 8/8/23 #	515,000	573,292
Credit Suisse Group 144A 6.25% 12/29/49 #—	230,000	222,329
Export-Import Bank of China 144A 2.50% 7/31/19 #	1,005,000	1,019,052
Export-Import Bank of Korea 1.003% 1/14/17 —	2,250,000	2,262,744
Fifth Third Bank 0.644% 2/26/16 —	3,355,000	3,359,110
Goldman Sachs Group
1.455% 4/30/18 —	710,000	719,182

5

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Goldman Sachs Group
6.15% 4/1/18	645,000	$729,206
HSBC Bank 144A 0.872% 5/15/18 #—	1,400,000	1,405,670
HSBC Holdings 5.625% 12/29/49 —	365,000	370,475
JPMorgan Chase 2.25% 1/23/20	4,040,000	4,053,736
Lloyds Banking Group 7.50% 4/30/49 —	830,000	850,750
Morgan Stanley 1.396% 1/27/20 —	4,305,000	4,341,313
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—	765,000	793,788
PNC Preferred Funding Trust II 144A 1.463% 3/31/49 #—	2,500,000	2,362,500
Santander Holdings USA 3.45% 8/27/18	495,000	517,954
Santander UK 144A 5.00% 11/7/23 #	385,000	416,603
Siam Commercial Bank 144A 3.50% 4/7/19 #	405,000	420,994
SunTrust Bank 0.523% 8/24/15 —	985,000	984,601
SVB Financial Group 3.50% 1/29/25	460,000	460,067
Svenska Handelsbanken 0.697% 3/21/16 —	615,000	617,483
Toronto-Dominion Bank 0.805% 4/30/18 —	1,325,000	1,331,659
U.S. Bancorp 0.722% 11/15/18 —	4,340,000	4,366,739
USB Capital IX 3.50% 10/29/49 —	440,000	365,750
USB Realty 144A 1.40% 12/22/49 #—	300,000	274,950
Wells Fargo
0.935% 1/30/20 —	2,000,000	2,005,364
5.875% 12/29/49 —	185,000	193,787
Woori Bank
144A 2.875% 10/2/18 #	200,000	205,370
144A 4.75% 4/30/24 #	200,000	216,641
Zions Bancorp 4.50% 6/13/23	420,000	452,734

		52,823,468

Basic Industry – 1.93%
Celanese U.S. Holdings 4.625% 11/15/22	250,000	250,625
CF Industries 7.125% 5/1/20	250,000	303,222
Dow Chemical 8.55% 5/15/19	140,000	176,471
Eastman Chemical 2.70% 1/15/20	460,000	471,043
Fibria Overseas Finance 5.25% 5/12/24	385,000	388,850
FMG Resources August 2006 144A 6.875% 4/1/22 #	475,000	374,656
Freeport-McMoRan 4.00% 11/14/21	120,000	113,619
Georgia-Pacific
144A 2.539% 11/15/19 #	785,000	800,811
8.00% 1/15/24	400,000	543,703
Gerdau Holdings 144A 7.00% 1/20/20 #	370,000	401,450
Inversiones CMPC 144A 6.125% 11/5/19 #	185,000	206,962
LyondellBasell Industries 5.75% 4/15/24	605,000	716,738
Methanex 4.25% 12/1/24	580,000	582,993

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
OCP 144A 5.625% 4/25/24 #	925,000	$1,011,830
PPG Industries 2.30% 11/15/19	380,000	386,688
Rio Tinto Finance USA 1.083% 6/17/16 —	995,000	998,606
Rockwood Specialties Group 4.625% 10/15/20	340,000	354,875
Yamana Gold 4.95% 7/15/24	420,000	426,176

		8,509,318

Brokerage – 0.55%
Jefferies Group 5.125% 1/20/23	875,000	905,639
Lazard Group 4.25% 11/14/20	1,405,000	1,517,501

		2,423,140

Capital Goods – 2.22%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	600,000	590,622
Cemex 144A 5.003% 10/15/18 #—	1,535,000	1,573,375
Reynolds Group Issuer 8.25% 2/15/21	1,405,000	1,434,856
Rockwell Collins 0.591% 12/15/16 —	3,520,000	3,522,225
Tyco Electronics Group 0.453% 1/29/16 —	2,670,000	2,670,131

		9,791,209

Communications – 5.69%
America Movil 1.241% 9/12/16 —	1,715,000	1,729,596
AT&T
0.909% 3/11/19 —	2,200,000	2,206,613
1.146% 11/27/18 —	295,000	299,259
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	670,000	759,425
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	830,000	869,999
CenturyLink 5.80% 3/15/22	225,000	237,937
Cisco Systems 0.734% 3/1/19 —	1,875,000	1,885,147
Columbus International 144A 7.375% 3/30/21 #	820,000	846,650
Cox Communications 144A 3.85% 2/1/25 #	850,000	887,574
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	761,086
Digicel Group 144A 8.25% 9/30/20 #	595,000	581,910
DIRECTV Holdings 3.95% 1/15/25	595,000	625,744
Historic TW 6.875% 6/15/18	400,000	466,922
NBCUniversal Enterprise 144A 0.938% 4/15/18 #—	2,910,000	2,918,363
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	219,959
144A 2.898% 10/15/19 #	475,000	483,476
Telefonica Emisiones 4.57% 4/27/23	1,075,000	1,208,958
Telemar Norte Leste 144A 5.50% 10/23/20 #	205,000	185,013
Time Warner Cable 8.25% 4/1/19	1,190,000	1,474,469

7

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Verizon Communications
0.636% 6/9/17 —	1,150,000	$1,148,767
1.991% 9/14/18 —	3,470,000	3,611,111
2.00% 11/1/16	385,000	391,460
Vodafone Group 0.617% 2/19/16 —	1,300,000	1,300,832

		25,100,270

Consumer Cyclical – 5.76%
American Honda Finance 144A 0.609% 5/26/16 #—	1,430,000	1,434,878
Carnival 1.20% 2/5/16	305,000	305,422
Daimler Finance North America
144A 0.588% 3/10/17 #—	1,200,000	1,198,345
144A 0.595% 8/1/17 #—	3,420,000	3,418,731
Delphi 6.125% 5/15/21	265,000	288,519
Ford Motor Credit 1.182% 11/4/19 —	2,100,000	2,089,857
General Motors 3.50% 10/2/18	2,500,000	2,575,000
Host Hotels & Resorts
3.75% 10/15/23	1,415,000	1,455,857
4.75% 3/1/23	40,000	43,498
Hyundai Capital America
144A 2.55% 2/6/19 #	220,000	223,094
144A 4.00% 6/8/17 #	310,000	325,618
Ingram Micro 4.95% 12/15/24	365,000	377,571
International Game Technology 5.35% 10/15/23	800,000	818,278
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	552,063
Lowe’s 0.658% 9/10/19 —	2,645,000	2,649,129
PACCAR Financial 0.835% 12/6/18 —	2,000,000	2,013,226
QVC 4.375% 3/15/23	545,000	562,473
Signet UK Finance 4.70% 6/15/24	700,000	726,585
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	635,000	665,466
Tupy Overseas 144A 6.625% 7/17/24 #	400,000	369,000
Volkswagen International Finance 144A
0.672% 11/18/16 #—	3,295,000	3,303,478

		25,396,088

Consumer Non-Cyclical – 5.29%
Bayer U.S. Finance 144A 0.536% 10/6/17 #—	2,505,000	2,502,570
Boston Scientific 2.65% 10/1/18	215,000	219,389
CareFusion 6.375% 8/1/19	805,000	948,009
CDK Global 144A 4.50% 10/15/24 #	540,000	567,810
ConAgra Foods 0.626% 7/21/16 —	2,670,000	2,660,740
Constellation Brands 4.25% 5/1/23	110,000	113,025
General Mills
0.456% 1/28/16 —	1,780,000	1,776,716

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
General Mills
0.553% 1/29/16 —	770,000	$769,357
JBS Investments 144A 7.75% 10/28/20 #	560,000	579,432
Kroger 0.787% 10/17/16 —	1,400,000	1,399,854
McKesson 0.638% 9/10/15 —	2,495,000	2,496,085
Medtronic 0.326% 2/27/17 —	1,000,000	997,419
Merck 0.592% 5/18/18 —	4,695,000	4,704,972
Pernod-Ricard 144A 2.95% 1/15/17 #	550,000	567,014
Pfizer 0.541% 6/15/18 —	3,010,000	3,009,561

		23,311,953

Electric – 3.96%
Ameren Illinois 9.75% 11/15/18	165,000	213,195
American Transmission Systems 144A 5.25% 1/15/22 #	2,710,000	3,115,860
CenterPoint Energy 6.50% 5/1/18	150,000	172,580
Duke Energy Indiana 0.602% 7/11/16 —	2,350,000	2,352,926
Electricite de France
144A 0.717% 1/20/17 #—	2,460,000	2,468,900
144A 5.25% 1/29/49 #—	1,060,000	1,115,650
Enel 144A 8.75% 9/24/73 #—	660,000	785,235
Exelon Generation 2.95% 1/15/20	935,000	951,992
Integrys Energy Group 6.11% 12/1/66 —	410,000	412,431
LG&E & KU Energy
3.75% 11/15/20	485,000	518,884
4.375% 10/1/21	300,000	332,232
National Rural Utilities Cooperative Finance
0.484% 5/27/16 —	1,750,000	1,751,052
4.75% 4/30/43 —	1,110,000	1,105,005
NSTAR Electric 0.472% 5/17/16 —	850,000	849,297
NV Energy 6.25% 11/15/20	390,000	467,167
Pennsylvania Electric 5.20% 4/1/20	625,000	702,745
Wisconsin Energy 6.25% 5/15/67 —	155,000	155,854

		17,471,005

Energy – 4.38%
Canadian Natural Resources 0.632% 3/30/16 —	3,760,000	3,754,698
Chesapeake Energy 3.503% 4/15/19 —	1,375,000	1,337,187
Cimarex Energy 4.375% 6/1/24	270,000	257,091
Devon Energy 0.781% 12/15/16 —	2,465,000	2,438,464
ONGC Videsh 3.25% 7/15/19	200,000	203,406
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	465,000	306,900
144A 5.625% 1/19/25 #	265,000	151,713

9

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petrobras Global Finance
2.393% 1/15/19 —	1,025,000	$876,375
3.00% 1/15/19	30,000	25,689
4.875% 3/17/20	480,000	424,800
Plains Exploration & Production 6.50% 11/15/20	248,000	262,384
PTT Exploration & Production PCL 144A
4.875% 12/29/49 #—	325,000	318,094
Statoil
0.522% 5/15/18 —	2,280,000	2,271,516
0.715% 11/8/18 —	2,640,000	2,633,640
Total Capital International
0.595% 6/19/19 —	645,000	641,511
0.802% 8/10/18 —	2,320,000	2,330,073
Woodside Finance 144A 8.75% 3/1/19 #	510,000	635,973
YPF 7.732% 8/15/18 —	441,176	438,971

		19,308,485

Finance Companies – 1.59%
Aviation Capital Group 144A 6.75% 4/6/21 #	430,000	485,900
Brixmor Operating Partnership 3.85% 2/1/25	365,000	374,424
General Electric Capital
0.635% 5/5/26 —	965,000	902,789
0.872% 1/9/20 —	2,160,000	2,163,631
1.241% 3/15/23 —	1,050,000	1,056,885
144A 3.80% 6/18/19 #	250,000	268,676
6.00% 8/7/19	215,000	254,585
7.125% 12/29/49 —	900,000	1,050,750
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	430,000	443,916

		7,001,556

Insurance – 2.23%
Chubb 6.375% 3/29/67 —	260,000	280,150
Metropolitan Life Global Funding I 144A
0.783% 7/15/16 #—	4,350,000	4,369,262
Prudential Financial
1.012% 8/15/18 —	2,800,000	2,813,126
5.625% 6/15/43 —	365,000	381,425
TIAA Asset Management Finance 144A 2.95% 11/1/19 #	1,240,000	1,273,939
Voya Financial 5.65% 5/15/53 —	485,000	489,850
XL Group 6.50% 10/29/49 —	255,000	230,137

		9,837,889

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Natural Gas – 2.39%
Enbridge
0.684% 6/2/17 —	1,800,000	$1,775,853
0.905% 10/1/16 —	2,700,000	2,699,760
Enbridge Energy Partners 8.05% 10/1/37 —	411,000	451,073
Enterprise Products Operating 7.034% 1/15/68 —	635,000	692,613
Laclede Group 0.982% 8/15/17 —	2,335,000	2,333,520
TransCanada PipeLines
0.937% 6/30/16 —	2,500,000	2,507,925
6.35% 5/15/67 —	50,000	48,375

		10,509,119

Real Estate – 1.24%
Alexandria Real Estate Equities
3.90% 6/15/23	270,000	280,580
4.60% 4/1/22	80,000	87,707
American Tower Trust I 144A 1.551% 3/15/43 #	1,280,000	1,275,158
CBL & Associates
4.60% 10/15/24	870,000	913,193
5.25% 12/1/23	95,000	105,517
Corporate Office Properties
3.60% 5/15/23	225,000	223,486
5.25% 2/15/24	575,000	636,566
DDR 3.625% 2/1/25	255,000	258,784
Education Realty Operating Partnership 4.60% 12/1/24	465,000	494,826
Healthcare Trust of America Holdings 3.375% 7/15/21	250,000	258,023
Hospitality Properties Trust 4.50% 3/15/25	460,000	483,270
WP Carey 4.60% 4/1/24	400,000	425,715

		5,442,825

Technology – 4.52%
Adobe Systems 3.25% 2/1/25	665,000	677,016
Alibaba Group Holding
144A 0.756% 11/28/17 #—	1,950,000	1,955,130
144A 3.125% 11/28/21 #	435,000	440,966
Baidu
2.75% 6/9/19	425,000	429,698
3.25% 8/6/18	585,000	600,922
eBay 0.735% 8/1/19 —	2,635,000	2,589,330
International Business Machines 0.835% 11/6/21 —	4,660,000	4,673,775
Motorola Solutions 4.00% 9/1/24	705,000	739,040
National Semiconductor 6.60% 6/15/17	310,000	350,099
NetApp 3.25% 12/15/22	645,000	657,247
Oracle 0.761% 10/8/19 —	5,000,000	5,021,645
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	505,021

11

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Seagate HDD Cayman 144A 4.75% 1/1/25 #	875,000	$927,520
Tencent Holdings 144A 3.375% 5/2/19 #	350,000	361,375

		19,928,784

Transportation – 1.85%
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ♦	255,000	256,913
Canadian National Railway 0.455% 11/6/15 —	3,800,000	3,800,426
ERAC USA Finance
144A 4.50% 8/16/21 #	555,000	616,699
144A 5.25% 10/1/20 #	120,000	138,462
Kansas City Southern de Mexico 0.956% 10/28/16 —	2,490,000	2,484,988
Trinity Industries 4.55% 10/1/24	540,000	536,653
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ♦	200,000	208,500
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ♦	110,000	110,000

		8,152,641

Utilities – 0.31%
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	1,005,000	1,023,849
144A 4.125% 5/7/24 #	295,000	322,779

		1,346,628

Total Corporate Bonds (cost $244,875,023)		246,354,378

Municipal Bonds – 2.52%

Missouri Higher Education Loan Authority
Series 2010-2 A-1 1.083% 8/27/29 —	35,220	35,409
New Mexico Educational Assistance
Foundation (Libor Floating)
Series 2010-1 A-3 1.436% 12/1/38 —	120,000	119,675
New York City, New York
Series I 5.00% 8/1/22	185,000	226,775
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	260,000	300,903
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series A-1 1.355% 4/1/40 —	235,912	239,340
Series A-2 1.155% 7/1/30 —	70,000	70,113
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.436% 9/1/37 —	95,000	96,951
Series 2011-1 A-1 1.384% 6/1/40 —	628,564	632,511

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pennsylvania Turnpike Commission
Series B-1 1.00% 12/1/21 —	1,150,000	$1,153,726
State of California
Series D 0.817% 12/1/28 —	2,000,000	2,020,080
State of Connecticut
Series A 1.57% 3/1/21 —	750,000	750,915
State of Maryland Local Facilities Loan 2nd
Series A 5.00% 8/1/21	225,000	277,963
State of Washington
Motor Vehicle Fuel Series C 5.00% 2/1/25	1,715,000	2,180,640
University of California
Series Y-1 0.671% 7/1/41 —	2,000,000	1,999,160
Utah Transit Authority
Series A 5.00% 6/15/25	795,000	1,025,041

Total Municipal Bonds (cost $11,032,710)		11,129,202

Non-Agency Asset-Backed Securities – 8.03%
American Express Credit Account Master Trust
Series 2012-4 A 0.407% 5/15/20 —	7,000,000	6,987,841
ARI Fleet Lease Trust
Series 2014-A A2 144A 0.81% 11/15/22 #	2,000,000	1,999,910
Avenue CLO VI
Series 2007-6A A1 144A 0.482% 7/17/19 #—	73,304	72,439
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.217% 11/15/19 —	2,000,000	1,990,884
Series 2014-A3 A3 0.547% 1/18/22 —	615,000	614,472
Chase Issuance Trust
Series 2007-A2 A2 0.217% 4/15/19 —	3,415,000	3,396,672
Series 2014-A5 A5 0.537% 4/15/21 —	295,000	294,111
Chesapeake Funding
Series 2012-2A A 144A 0.618% 5/7/24 #—	513,384	514,132
Series 2014-1A A 144A 0.588% 3/7/26 #—	200,000	199,955
Discover Card Execution Note Trust
Series 2013-A1 A1 0.467% 8/17/20 —	675,000	675,952
Flagship VII
Series 2013-7A A1 144A 1.727% 1/20/26 #—	1,000,000	993,500
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.567% 2/15/19 —	2,000,000	2,001,270
Golden Credit Card Trust
Series 2012-3A A 144A 0.617% 7/17/17 #—	765,000	765,707
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.566% 4/10/28 #—	250,000	249,791

13

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

KKR Financial CLO
Series 2013-1A A1 144A 1.403% 7/15/25 #—	1,395,000	$1,364,589
LCM VI
Series 6A A 144A 0.466% 5/28/19 #—	302,327	299,667
MAPS CLO Fund II
Series 2007-2A A1 144A 0.497% 7/20/22 #—	1,333,339	1,317,605
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	750,000	750,597
Motor
Series 2013-1A A1 144A 0.668% 2/25/21 #—	250,000	250,159
Mountain View CLO
Series 2007-3A A1 144A 0.469% 4/16/21 #—	1,308,252	1,297,472
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.452% 8/8/20 #—	236,066	234,414
OCP CLO
Series 2013-4A A1A 144A 1.656% 10/24/25 #—	1,500,000	1,495,755
PFS Financing
Series 2013-AA A 144A 0.717% 2/15/18 #—	680,000	679,875
Sudbury Mill CLO
Series 2013-1A X 144A 1.257% 1/17/26 #—	200,769	200,669
Telos CLO
Series 2013-4A A 144A 1.553% 7/17/24 #—	2,000,000	1,964,200
Series 2013-4A X 144A 1.203% 7/17/24 #—	500,000	499,600
Trade MAPS 1
Series 2013-1A A 144A 0.866% 12/10/18 #—	3,200,000	3,204,544
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.567% 10/15/15 #—	1,080,000	1,083,881

Total Non-Agency Asset-Backed Securities (cost $35,378,572)		35,399,663

Non-Agency Collateralized Mortgage Obligations – 0.54%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 1.118% 5/25/24 —	576,898	569,254
Series 2014-C03 1M1 1.368% 7/25/24 —	400,810	397,501
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M1 1.018% 4/25/24 —	1,414,023	1,407,126

Total Non-Agency Collateralized Mortgage Obligations (cost $2,391,731)		2,373,881

Senior Secured Loans – 31.61%«
Air Medical Group Holdings Tranche B1 5.00% 6/30/18	740,878	743,041
Albertson’s Holdings Tranche B4 5.50% 8/25/21	225,000	224,937
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21	1,500,000	1,499,583
Albertson’s Tranche B 1st Lien 5.375% 3/21/19	360,367	360,067
Altice Financing Tranche B 1st Lien 5.25% 1/30/22	655,000	658,275

14

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Amaya Gaming 1st Lien 5.00% 8/1/21	2,144,625	$2,104,413
Amaya Gaming 2nd Lien 8.00% 8/1/22	565,000	555,466
Applied Systems 1st Lien 4.25% 1/23/21	916,740	911,583
Applied Systems 2nd Lien 7.50% 1/23/22	1,220,000	1,206,275
Ashland Water 1st Lien 4.25% 7/31/21	588,525	572,341
Ashland Water 2nd Lien 7.75% 7/31/22	475,000	460,750
Atkore International 2nd Lien 7.75% 10/9/21	439,000	430,220
Avast Software 1st Lien 5.00% 3/20/20	1,280,125	1,277,991
Axalta Coating Systems U.S. Holdings 1st Lien 3.75% 2/1/20	329,533	323,225
Azure Midstream Tranche B 6.50% 11/15/18	467,674	418,568
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,680,000	1,655,149
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	637,754	630,124
Borgata Tranche B 1st Lien 6.75% 8/15/18	445,000	444,555
Bowie Recourse Tranche B 1st Lien 6.75% 8/12/20	449,344	438,110
Bway Holding Tranche B 1st Lien 5.50% 8/14/20	1,427,825	1,428,420
Cable & Wireless Communications
5.50% 12/31/16	597,717	598,838
6.50% 12/31/16	565,000	563,587
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	3,085,635	2,832,613
Calpine Construction Finance Tranche B 3.00% 5/3/20	1,882,043	1,827,464
Charter Communications Operating 3.00% 7/1/20	2,516,675	2,478,925
Charter Communications Operating Tranche F 3.00% 1/3/21	2,856,500	2,815,438
Charter Communications Tranche B 1st Lien 4.25% 9/12/21	1,655,000	1,664,099
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	498,952	497,427
Citycenter Holdings Tranche B 1st Lien 4.25% 10/28/20	434,226	432,490
Clear Channel Communications Tranche B 3.65% 1/29/16	7,509,781	7,421,946
Clear Channel Communications Tranche D 6.75% 1/30/19	1,075,000	1,004,677
Clear Channel Communications Tranche E 1st Lien 7.50% 7/30/19	498,032	472,093
Community Health Systems Tranche E 3.25% 1/25/17	861,614	858,181
Crown Castle Operating Tranche B2 3.00% 1/31/21	1,049,770	1,034,483
Davita Healthcare Partners Tranche B 3.50% 6/24/21	1,427,825	1,423,363
Drillships Financing Holding Tranche B1 6.00% 3/31/21	2,238,645	1,745,024
Dynacast International 1st Lien 4.25% 1/29/22	525,000	523,687
Dynacast International 2nd Lien 8.50% 1/29/23	260,000	260,325
Dynegy Tranche B2 4.00% 4/23/20	1,826,897	1,811,197
Emdeon 1st Lien 3.75% 11/2/18	2,042,362	2,013,003
Energy Transfer Equity 1st Lien 3.25% 12/2/19	175,000	166,513
First Data Tranche B 1st Lien 4.00% 3/24/21	2,777,625	2,751,932
Flint Group 1st Lien 4.75% 4/8/21	534,996	528,643

15

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Flint Group 2nd Lien 8.25% 4/8/22	250,000	$238,750
Flint Group Tranche C 1st Lien 4.75% 4/8/21	88,441	87,391
Fortescue Resources 1st Lien 3.75% 6/30/19	2,022,879	1,791,332
Gardner Denver 1st Lien 4.25% 7/30/20	400,000	374,750
Gates Global 1st Lien 4.25% 7/3/21	708,225	693,681
Gentiva Health Services Tranche C 5.75% 10/18/18	1,079,363	1,078,182
Global Cash Access Tranche B 6.25% 12/19/20	2,475,000	2,439,937
Goodpack 1st Lien 4.75% 9/9/21	995,000	991,269
Hamilton Sundstrand Industrial 1st Lien 4.00% 12/13/19	400,000	374,833
HD Supply Tranche B 4.00% 6/28/18	2,454,698	2,434,753
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	2,320,175	2,296,612
Hostess Brands 1st Lien 6.75% 3/20/20	968,735	989,320
Houghton International 1st Lien 4.00% 12/20/19	1,131,925	1,116,361
Houghton International 2nd Lien 9.50% 12/21/20	195,000	195,487
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,570,000	2,554,742
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	865,837	865,476
Immucor Tranche B2 5.00% 8/19/18	2,148,504	2,135,971
Ineos U.S. Finance Tranche B 3.75% 5/4/18	550,697	537,044
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,345,641	2,323,162
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	1,333,641	1,211,112
KIK Custom Products 1st Lien 5.50% 4/29/19	1,280,072	1,261,405
Kinetic Concepts Tranche E1 4.00% 5/4/18	374,785	371,305
Landry’s Tranche B 4.00% 4/24/18	1,650,171	1,646,733
Level 3 Financing Tranche B 4.00% 1/15/20	2,365,000	2,346,967
Lightower Fiber Networks 4.00% 4/13/20	172,375	169,251
LTS Buyer 2nd Lien 8.00% 4/1/21	1,488,075	1,466,684
Mauser Holdings 2nd Lien 8.25% 7/31/22	1,050,000	1,023,750
MGM Resorts International 3.50% 12/20/19	2,695,037	2,657,306
Michael Stores Tranche B 1st Lien 3.75% 1/28/20	982,500	966,534
Moxie Liberty Tranche B 7.50% 8/21/20	2,114,000	2,092,860
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	1,895,000	1,902,106
National Vision 4.00% 3/13/21	128,304	124,775
NEP Broadcasting 2nd Lien 9.50% 7/22/20	1,449,286	1,414,865
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	233,240	227,021
New Albertsons 1st Lien 4.75% 6/27/21	374,063	370,041
NRG Energy Tranche B 2.75% 7/1/18	401,156	396,726
Numericable 4.50% 5/21/20	1,807,160	1,814,841
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	1,563,440	1,556,880
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/25/21	2,307,427	1,922,855
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	91,125	90,356
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	1,065,000	1,059,675
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	400,000	395,500

16

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Pacific Drilling Tranche B 4.50% 6/3/18	816,967	$633,830
Panda Stonewall Tranche B 6.50% 11/13/21	1,240,000	1,256,275
Panda Temple Power II Tranche B 1st Lien 7.25% 4/3/19	939,000	929,610
PODS 2nd Lien 9.25% 2/2/23	65,000	65,650
PODS Tranche B 1st Lien 5.25% 2/2/22	130,000	130,487
Polymer Group Tranche B 5.25% 12/19/19	1,758,367	1,747,377
PVH Tranche B 1st Lien 3.25% 2/13/20	276,582	277,826
Quickrete 2nd Lien 7.00% 3/30/21	879,789	877,590
Reynolds & Reynolds Tranche B 2.00% 4/21/16	203,492	203,619
Reynolds Group 1st Lien 4.00% 12/1/18	568,458	563,208
Rite Aid 2nd Lien
4.875% 6/21/21	750,000	751,875
5.75% 8/21/20	1,275,000	1,281,907
Royalty Pharma Tranche B2 1st Lien 3.25% 5/9/18	1,112,497	1,114,582
Santander Asset Management Tranche B 4.25% 11/26/20	638,550	636,687
Scientific Games International 6.00% 10/18/20	2,217,600	2,194,499
Scientific Games International Tranche B2 1st Lien 6.00% 10/1/21	1,060,000	1,048,737
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	877,500	875,992
Sensus 2nd Lien 8.50% 5/9/18	565,000	545,225
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	690,000	685,687
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	1,028,034	1,026,106
Sprouts Farmers 4.00% 4/23/20	931,711	931,323
Stena 1st Lien 4.00% 3/3/21	992,500	846,106
Styrolution Group Tranche B 1st Lien 6.50% 9/30/19	540,000	527,513
Supervalu 1st Lien 4.50% 3/21/19	662,329	658,189
Surgical Care Affiliates Tranche C 4.00% 6/30/18	142,825	141,754
TransDigm Tranche C 3.75% 2/28/20	1,841,809	1,818,914
United Continental Tranche B 3.50% 4/1/19	373,350	370,706
Univision Communications 1st Lien 4.00% 3/1/20	1,988,919	1,962,991
Univision Communications Tranche C4 4.00% 3/1/20	1,521,716	1,501,029
US Airways Tranche B1 3.50% 5/23/19	442,600	438,229
US Airways Tranche B2 3.00% 11/23/16	150,480	149,728
USI Insurance Services
Tranche B 1st Lien 4.25% 12/27/19	686,066	676,632
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20	1,765,060	1,755,744
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17	1,050,643	769,596
Varsity Brands Tranche B 1st Lien 6.00% 12/15/21	985,000	988,694
Wide Open West Finance 4.75% 4/1/19	3,554,165	3,537,282
Windstream Tranche B5 1st Lien 3.50% 8/8/19	879,863	873,044
WR Grace 3.00% 2/3/21	464,882	464,228
WR Grace Tranche B 1st Lien 3.00% 2/3/21	1,291,907	1,290,091

17

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Zayo Group Tranche B 1st Lien 4.00% 7/2/19	713,544	$707,598

Total Senior Secured Loans (cost $141,736,291)		139,333,802

Sovereign Bonds – 0.17%Δ

Colombia – 0.06%
Colombia Government International Bond
2.032% 11/16/15 •	240,000	241,224

		241,224

Norway – 0.11%
Kommunalbanken 144A 0.412% 2/20/18 #•	500,000	501,737

		501,737

Total Sovereign Bonds (cost $741,175)		742,961

	Number of shares

Convertible Preferred Stock – 0.18%

ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	3,075	48,912
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	145	147,447
Crown Castle International 4.50% exercise price $90.25, expiration date 11/1/16	350	38,087
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	450	46,575
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,669	116,929
Maiden Holdings 7.25% exercise price $15.35, expiration date 9/15/16	7,750	368,513
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	850	35,009

Total Convertible Preferred Stock (cost $944,717)		801,472

Preferred Stock – 0.34%

Integrys Energy Group 6.00% •	29,900	818,064
National Retail Properties 5.70%	7,525	186,469
Public Storage 5.20%	3,200	78,272
Qwest 6.125%	9,000	220,680
Regions Financial 6.375% •	7,700	193,809

Total Preferred Stock (cost $1,433,125)		1,497,294

18

	Principal amount°	Value (U.S. $)

Short–Term Investments – 0.38%

Discount Notes – 0.09%≠
Federal Home Loan Bank
0.055% 4/8/15	158,895	$158,886
0.07% 4/6/15	227,220	227,207

		386,093

Repurchase Agreements – 0.29%
Bank of America Merrill Lynch 0.03%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $476,687 (collateralized by U.S. government obligations 0.000%–7.875% 2/26/15–8/15/40; market value $486,219)	476,686	476,686
Bank of Montreal 0.05%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $317,792 (collateralized by U.S. government obligations 0.75%–3.875% 6/30/16–8/15/40; market value $324,146)	317,790	317,790
BNP Paribas 0.06%, dated 1/30/15, to be repurchased on 2/2/15, repurchase price $479,457 (collateralized by U.S. government obligations 0.000%–2.125% 7/31/16–5/15/29; market value $489,044)	479,455	479,455

		1,273,931

Total Short-Term Investments (cost $1,660,002)		1,660,024

Total Value of Securities – 100.87% (cost $445,835,907)		$444,639,215

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $83,634,191, which represents 18.97% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

@	Illiquid security. At Jan. 31, 2015, the aggregate value of illiquid securities was $46,575, which represents 0.01% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate

19

Schedule of investments

Delaware Diversified Floating Rate Fund

offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2015.

The following futures contract and swap contracts were outstanding at Jan. 31, 2015:1

Futures Contract

Contract to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(90)	USD IRS 5 yr	$(9,172,699)	$(9,369,844)	3/17/15	$(197,145)

Swap Contracts

CDS Contract2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
GSI	ICE - CDX.NA.IG.23	5,000,000	1.00%	12/20/19	$2,021

Interest Rate Swap Contracts4

Counterparty & Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received `(Paid)	Floating Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
CME
5 yr	12,300,000	(1.677%)	0.252%	7/11/18	$(247,730)
7 yr	14,000,000	(2.215%)	0.232%	8/7/20	(594,133)
7 yr	10,000,000	(2.215%)	0.233%	5/12/21	(425,102)
7 yr	10,000,000	(2.235%)	0.238%	9/10/21	(435,862)
7 yr	1,000,000	(2.226%)	0.232%	10/15/21	(42,957)
10 yr	12,745,000	(2.880%)	0.252%	7/11/23	(1,195,330)
LCH
5 yr	3,300,000	(1.213%)	0.238%	6/10/18	(15,991)

					$(2,957,105)

The use of future contract and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

20

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3 Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

GSI – Goldman Sachs International

ICE – IntercontinentalExchange, Inc.

IRS – Interest Rate Swap

LCH – LCH.Clearnet Limited

REMIC – Real Estate Mortgage Investment Conduit

USD – U.S. Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

21

Statement of assets and liabilities
Delaware Diversified Floating Rate Fund	January 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$442,979,191
Short-term investments, at value[2]	1,660,024
Cash collateral for derivatives	4,347,278
Receivable for securities sold	5,475,218
Dividends and interest receivable	1,716,301
Receivable for fund shares sold	611,657
Unrealized gain on credit default swap contracts	2,021

Total assets	456,791,690

Liabilities:
Cash overdraft	168,490
Payable for securities purchased	10,666,616
Payable for fund shares redeemed	1,069,539
Swap interest payable	311,586
Distribution payable	209,171
Variation margin payable on futures contracts	36,562
Investment management fees payable	192,134
Other accrued expenses	158,478
Distribution fees payable to affiliates	96,693
Other affiliates payable	26,957
Trustees’ fees and expenses payable	1,654
Unrealized loss on interest rate swap contracts	2,957,105
Upfront payments paid on credit default swap contracts	72,900

Total liabilities	15,967,885

Total Net Assets	$440,823,805

Net Assets Consist of:
Paid-in capital	$449,431,745
Distributions in excess of net investment income	(407,131)
Accumulated net realized loss on investments	(3,518,246)
Net unrealized depreciation of investments, foreign currencies, and derivatives	(4,682,563)

Total Net Assets	$440,823,805

22

Net Asset Value
Class A:
Net assets	$105,110,048
Shares of beneficial interest outstanding, unlimited authorization, no par	12,463,824
Net asset value per share	$8.43
Sales charge	2.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.67

Class C:
Net assets	$83,615,481
Shares of beneficial interest outstanding, unlimited authorization, no par	9,918,076
Net asset value per share	$8.43

Class R:
Net assets	$703,365
Shares of beneficial interest outstanding, unlimited authorization, no par	83,427
Net asset value per share	$8.43

Institutional Class:
Net assets	$251,394,911
Shares of beneficial interest outstanding, unlimited authorization, no par	29,819,489
Net asset value per share	$8.43

[1] Investments, at cost	$444,175,905
[2] Short-term investments, at cost	1,660,002

See accompanying notes, which are an integral part of the financial statements.

23

Statement of operations
Delaware Diversified Floating Rate Fund	Six months ended January 31, 2015 (Unaudited)

Investment Income:
Interest	$7,170,835
Dividends	83,647
Foreign tax withheld	(288)

7,254,194

Expenses:
Management fees	1,250,889
Distribution expenses – Class A	165,231
Distribution expenses – Class C	473,127
Distribution expenses – Class R	2,043
Dividend disbursing and transfer agent fees and expenses	213,772
Accounting and administration expenses	81,806
Reports and statements to shareholders	51,193
Registration fees	48,790
Legal fees	28,474
Audit and tax	23,793
Custodian fees	13,306
Trustees’ expenses	11,463
Other	23,261

2,387,148
Less expense paid indirectly	(31)

Total operating expenses	2,387,117

Net Investment Income	4,867,077

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(359,307)
Futures contracts	(340,495)
Swap contracts	(1,976,075)

Net realized loss	(2,675,877)

Net change in unrealized appreciation (depreciation) of:
Investments	$(5,782,058)
Foreign currencies	(13,907)
Futures contracts	(199,077)
Swap contracts	(2,303,236)

Net change in unrealized appreciation (depreciation)	(8,298,278)

Net Realized and Unrealized Loss	(10,974,155)

Net Decrease in Net Assets Resulting from Operations	$(6,107,078)

See accompanying notes, which are an integral part of the financial statements.

24

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Statements of changes in net assets

Delaware Diversified Floating Rate Fund

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,867,077	$9,101,889
Net realized loss	(2,675,877)	(1,688,790)
Net change in unrealized appreciation (depreciation)	(8,298,278)	4,305,844

Net increase (decrease) in net assets resulting from operations	(6,107,078)	11,718,943

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,376,476)	(3,771,203)
Class C	(631,299)	(991,928)
Class R	(7,464)	(166)
Institutional Class	(3,198,696)	(3,215,759)
Return of capital:
Class A	—	(542,903)
Class C	—	(344,882)
Class R	—	(2,893)
Institutional Class	—	(919,304)

	(5,213,935)	(9,789,038)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,861,610	130,841,082
Class C	4,673,932	52,205,860
Class R	17,712	855,063
Institutional Class	80,108,360	216,519,940
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,274,059	3,974,862
Class C	585,237	1,220,500
Class R	7,464	2,691
Institutional Class	2,243,047	2,791,482

	104,771,421	408,411,480

26

	Six months ended 1/31/15 (Unaudited)	Year ended 7/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(67,743,858)	$(171,843,344)
Class C	(20,287,688)	(36,704,562)
Class R	(148,500)	(56,446)
Institutional Class	(93,390,648)	(90,347,875)

	(181,570,694)	(298,952,227)

Increase (decrease) in net assets derived from capital share transactions	(76,799,273)	109,459,253

Net Increase (Decrease) in Net Assets	(88,120,286)	111,389,158

Net Assets:
Beginning of period	528,944,091	417,554,933

End of period	$440,823,805	$528,944,091

Distributions in excess of net investment income	$(407,131)	$(60,273)

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights

Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended
1/31/15[1]	Year ended				2/26/10[2] to
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10

$ 8.630	$8.600	$8.570	$8.590	$8.490	$8.500

0.084	0.163	0.163	0.193	0.166	0.088
(0.195)	0.042	0.060	(0.005)	0.114	(0.014)

(0.111)	0.205	0.223	0.188	0.280	0.074

(0.089)	(0.145)	(0.175)	(0.208)	(0.180)	(0.084)
—	(0.030)	(0.018)	—	—	—

(0.089)	(0.175)	(0.193)	(0.208)	(0.180)	(0.084)

$ 8.430	$8.630	$8.600	$8.570	$8.590	$8.490

(1.29%)	2.40%	2.61%	2.24%	3.33%	0.87%

$105,110	$158,691	$194,795	$49,009	$55,209	$2,959
0.95%	0.95%	1.01%	1.05%	1.05%	1.04%

0.95%	0.96%	1.06%	1.12%	1.34%	4.92%
1.95%	1.89%	1.88%	2.28%	1.92%	2.43%

1.95%	1.88%	1.83%	2.21%	1.63%	(1.45%)
40%	96%	112%	97%	75%	39%

29

Financial highlights

Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended
1/31/15[1]	Year ended				2/26/10[2] to
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10

$ 8.630	$8.600	$8.570	$8.590	$8.490	$8.500

0.052	0.098	0.098	0.130	0.102	0.062
(0.195)	0.042	0.060	(0.006)	0.116	(0.014)

(0.143)	0.140	0.158	0.124	0.218	0.048

(0.057)	(0.080)	(0.110)	(0.144)	(0.118)	(0.058)
—	(0.030)	(0.018)	—	—	—

(0.057)	(0.110)	(0.128)	(0.144)	(0.118)	(0.058)

$ 8.430	$8.630	$8.600	$8.570	$8.590	$8.490

(1.66%)	1.64%	1.85%	1.47%	2.58%	0.56%

$83,616	$100,779	$83,619	$25,495	$25,769	$1,714
1.70%	1.70%	1.76%	1.80%	1.80%	1.79%

1.70%	1.70%	1.76%	1.82%	2.04%	5.62%
1.20%	1.14%	1.13%	1.53%	1.17%	1.68%

1.20%	1.14%	1.13%	1.51%	0.93%	(2.15%)
40%	96%	112%	97%	75%	39%

31

Financial highlights

Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a misallocation of distributions among share classes, which had no impact on distribution amounts reported and paid to shareholders.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended
1/31/15[1]	Year ended					2/26/10[2] to
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/11		7/31/10

$ 8.630	$8.600	$8.570	$8.590	$8.500		$8.500

0.073	0.142	0.141	0.173	0.145		0.079
(0.194)	0.041	0.060	(0.011)	0.106	[4]	(0.004)

(0.121)	0.183	0.201	0.162	0.251	[4]	0.075

(0.079)	(0.123)	(0.153)	(0.182)	(0.161)		(0.075)
—	(0.030)	(0.018)	—	—		—

(0.079)	(0.153)	(0.171)	(0.182)	(0.161)		(0.075)

$ 8.430	$8.630	$8.600	$8.570	$8.590	[4]	$8.500

(1.41%)	2.15%	2.36%	1.93%	2.96%		0.89%

$ 703	$845	$44	$5	$5		$5
1.20%	1.20%	1.26%	1.30%	1.30%		1.29%

1.20%	1.20%	1.36%	1.42%	1.64%		5.22%
1.70%	1.64%	1.63%	2.03%	1.67%		2.18%

1.70%	1.64%	1.53%	1.91%	1.33%		(1.75%)
40%	96%	112%	97%	75%		39%

33

Financial highlights

Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended
1/31/15[1]	Year ended				2/26/10[2] to
(Unaudited)	7/31/14	7/31/13	7/31/12	7/31/10	7/31/10
$ 8.630	$8.600	$8.570	$8.590	$8.490	$8.500

0.095	0.184	0.184	0.214	0.187	0.098
(0.195)	0.042	0.061	(0.005)	0.117	(0.016)

(0.100)	0.226	0.245	0.209	0.304	0.082

(0.100)	(0.166)	(0.197)	(0.229)	(0.204)	(0.092)
—	(0.030)	(0.018)	—	—	—

(0.100)	(0.196)	(0.215)	(0.229)	(0.204)	(0.092)

$ 8.430	$8.630	$8.600	$8.570	$8.590	$8.490

(1.16%)	2.66%	2.87%	2.49%	3.61%	0.97%

$251,395	$268,629	$139,097	$31,663	$33,231	$3,394
0.70%	0.70%	0.76%	0.80%	0.80%	0.79%

0.70%	0.70%	0.76%	0.82%	1.04%	4.62%
2.20%	2.14%	2.13%	2.53%	2.17%	2.68%

2.20%	2.14%	2.13%	2.51%	1.93%	(1.15%)
40%	96%	112%	97%	75%	39%

35

Notes to financial statements

Delaware Diversified Floating Rate Fund	January 31, 2015 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations

36

are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2011–July 31, 2014) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 30, 2015.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

37

Notes to financial statements

Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2015, the Fund earned $31 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Prior to Nov. 28, 2014, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and

38

nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), did not exceed 0.80% of the Fund’s average daily net assets. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administrative oversight services to the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2015, the Fund was charged $11,920 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2015, the Fund was charged $52,979 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2015, the Fund was charged $6,824 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

39

Notes to financial statements

Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended Jan. 31, 2015, DDLP earned $4,943 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2015, DDLP received gross CDSC commissions of $1,295 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Jan. 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$182,722,074
Purchases of U.S. government securities	10,848,310
Sales other than U.S. government securities	260,101,114
Sales of U.S. government securities	10,842,910

At Jan. 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$446,158,908

Aggregate unrealized appreciation	$3,578,472
Aggregate unrealized depreciation	(5,098,165)

Net unrealized appreciation	$(1,519,693)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$144,714	$353,741

40

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

41

Notes to financial statements

Delaware Diversified Floating Rate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$37,074,577	$1,495,755	$38,570,332
Corporate Debt	—	250,904,128	—	250,904,128
Municipal Bonds	—	11,129,202	—	11,129,202
Senior Secured Loans	—	139,333,802	—	139,333,802
Sovereign Bonds	—	742,961	—	742,961
Convertible Preferred Stock[1]	570,104	231,368	—	801,472
Preferred Stock	1,497,294	—	—	1,497,294
Short-Term Investments	—	1,660,024	—	1,660,024

Total	$2,067,398	$441,076,062	$1,495,755	$444,639,215

Futures Contracts	$(197,145)	$—	$—	$(197,145)
Swap Contracts	—	(2,955,084)	—	(2,955,084)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	0.00%	96.12%	3.88%	96.12%
Convertible Preferred Stock	71.13%	28.87%	0.00%	100.00%

During the six months ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

42

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/15	7/31/14
Shares sold:
Class A	1,852,647	15,206,757
Class C	546,446	6,073,699
Class R	2,064	99,113
Institutional Class	9,372,188	25,126,646

Shares issued upon reinvestment of dividends and distributions:
Class A	149,160	461,521
Class C	68,569	141,692
Class R	885	312
Institutional Class	262,866	324,035

	12,254,825	47,433,775

Shares redeemed:
Class A	(7,929,515)	(19,931,678)
Class C	(2,380,270)	(4,260,356)
Class R	(17,533)	(6,571)
Institutional Class	(10,958,206)	(10,490,343)

	(21,285,524)	(34,688,948)

Net increase (decrease)	(9,030,699)	12,744,827

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Jan. 31, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

Exchange Redemptions			Exchange Subscriptions
		Institutional		Institutional
Class A	Class C	Class	Class A	Class
Shares	Shares	Shares	Shares	Shares	Value
1,649	7,956	40,350	42,701	7,249	$403,533

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each

43

Notes to financial statements

Delaware Diversified Floating Rate Fund

5. Line of Credit (continued)

Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of Jan. 31, 2015 or at any time during the period then ended.

6. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Jan. 31, 2015, the Fund had no unfunded loan commitments outstanding.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2015, the Fund posted $90,000 in cash as margin for open futures contracts, which is included on the “Statement of asset and liabilities” under “Cash collateral for derivatives.”

44

During the six months ended Jan. 31, 2015, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contacts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2015, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized

45

Notes to financial statements

Delaware Diversified Floating Rate Fund

7. Derivatives (continued)

losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended Jan. 31, 2015, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. At Jan. 31, 2015, the Fund has posted $4,257,278 in cash as collateral for open cleared swap contracts. These amounts are included on the “Statement of assets and liabilities” under “Cash collateral for derivatives.”

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contacts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2015, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

46

Fair values of derivative instruments as of Jan. 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	$—	Variation margin payable on futures contracts	$(197,145)*
Interest rate contracts (Swap contracts)	Unrealized gain on interest rate swap contracts	—	Unrealized loss on interest rate swap contracts	(2,957,105)
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	2,021	Unrealized loss on credit default swap contracts	—

Total		$2,021		$(3,154,250)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Jan. 31, 2015. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments in the “Statement of operations” for the six months ended Jan. 31, 2015 was as follows:

Net Realized Gain (Loss) on:

	Futures Contracts	Swaps Contracts	Total
Interest rate contracts	$(340,495)	$(1,912,473)	$(2,252,968)
Credit contracts	—	(63,602)	(63,602)

Total	$(340,495)	$(1,976,075)	$(2,316,570)

Net Change in Unrealized Appreciation (Depreciation) of:

	Futures Contracts	Swaps Contracts	Total
Interest rate contracts	$199,077	$(2,282,592)	$(2,083,515)
Credit contracts	—	(20,644)	(20,644)

Total	$199,077	$(2,303,236)	$(2,104,159)

47

Notes to financial statements

Delaware Diversified Floating Rate Fund

7. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2015.

	Long Derivative		Short Derivative
	Volume		Volume
Futures contracts (average notional value)	USD	—	USD	12,568,294
CDS contracts (average notional value)*		6,194,976		—
Interest rate swap contracts (average notional value)**		106,358,040

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

48

At Jan. 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Chicago Mercantile Exchange	$—	$(2,941,114)	$(2,941,114)
Goldman Sachs	2,021	—	2,021
LCH.Clearnet Limited	—	(15,991)	(15,991)

Total	$2,021	$(2,957,105)	$(2,955,084)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Chicago Mercantile Exchange	$(2,941,114)	$—	$—	$—	—	$(2,941,114)
Goldman Sachs	2,021	—	—	—	—	2,021
LCH.Clearnet Limited	(15,991)	—	—	—	—	(15,991)

Total	$(2,955,084)	$—	$—	$—	$—	$(2,955,084)

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$476,686	$(476,686)	$—	$—
Bank of Montreal	317,790	(317,790)	—	—
BNP Paribas	479,455	(479,455)	—	—

Total	$1,273,931	$(1,273,931)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY

49

Notes to financial statements

Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities, and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2015, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

50

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing

51

Notes to financial statements

Delaware Diversified Floating Rate Fund

10. Credit and Market Risk (continued)

commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

13. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

52

Other Fund information (Unaudited)

Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund Investment Management Agreement

At a meeting held on Aug. 19–21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreement for Delaware Diversified Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s management agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent, and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware

53

Other Fund information (Unaudited)

Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund Investment Management Agreement (continued)

Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as an ultra-short obligation fund. However, because of the nature of the portfolio, Management believes that it would be more appropriate to include the Fund in the loan participation funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional ultra-short obligation funds, and the other consisting of the Fund and all retail and institutional loan participation funds. When compared to other ultra-short obligation funds, the Lipper report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe. When compared to other loan participation funds, the Lipper report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe. The Board noted that, when compared to other loan participation funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s recent inception. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual

54

management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other loan participation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board noted that, when compared to other ultra-short obligation funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset

55

Other Fund information (Unaudited)

Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund Investment Management Agreement (continued)

levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

56

About the organization

Board of trustees

Patrick P. Coyne

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

57

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 2, 2015